2025 QUARTERLY REPORT
Russell Investments Exchange Traded Funds
DECEMBER 31, 2025
FUND
Russell Investments U.S. Small Cap Equity ETF (formerly, U.S. Small Cap Equity Active ETF)
Russell Investments International Developed Equity ETF (formerly, International Developed Equity Active ETF)
Russell Investments Global Equity ETF (formerly, Global Equity Active ETF)
Russell Investments Emerging Markets Equity ETF (formerly, Emerging Markets Equity Active ETF)
Russell Investments Global Infrastructure ETF (formerly, Global Infrastructure Active ETF)

Russell Investments
Exchange Traded Funds
Russell Investments Exchange
Traded Funds is a series
investment company with five
different investment portfolios
referred to as Funds. This
Quarterly Report reports on each
of these Funds.

Page
Russell Investments U.S. Small Cap Equity ETF 3
Russell Investments International Developed Equity ETF 9
Russell Investments Global Equity ETF 16
Russell Investments Emerging Markets Equity ETF 24
Russell Investments Global Infrastructure ETF 31
Notes to Schedules of Investments 34
Notes to Quarterly Report 35
Russell Investments Exchange Traded Funds
Quarterly Report
December 31, 2025 (Unaudited)
Table of Contents

Russell Investments Exchange Traded Funds
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Russell Investments Exchange Traded Funds
Russell Investments U.S. Small Cap Equity ETF
Schedule of Investments — December 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Russell Investments U.S. Small Cap Equity ETF 3
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 99.8%
Consumer Discretionary - 12.4%
Academy Sports & Outdoors, Inc. 1,352 68
Advance Auto Parts, Inc. 1,741 68
Advanced Energy Industries, Inc. 735 154
American Eagle Outfitters, Inc. 7,793 205
API Group Corp.(Æ) 1,621 62
Atmus Filtration Technologies, Inc. 2,873 149
Boot Barn Holdings, Inc.(Æ) 812 143
Brilliant Earth Group, Inc. Class A 21,495 38
Brunswick Corp. 1,433 106
Cadre Holdings, Inc. 1,788 73
Capri Holdings, Ltd.(Æ) 3,153 77
Cavco Industries, Inc.(Æ) 181 107
Celestica, Inc.(Æ) 224 66
Dana, Inc. 4,728 112
Douglas Dynamics, Inc. 2,686 88
Driven Brands Holdings, Inc.(Æ) 3,592 53
EW Scripps Co. (The) Class A(Æ) 20,244 81
First Watch Restaurant Group, Inc.(Æ) 8,503 128
FirstCash Holdings, Inc. 534 85
Five Below, Inc.(Æ) 763 144
Genesco, Inc.(Æ) 2,265 56
Genius Sports, Ltd.(Æ) 10,883 120
G-III Apparel Group, Ltd. 2,763 80
Golden Entertainment, Inc. 3,648 99
Gray Media, Inc. 25,988 126
Green Brick Partners, Inc.(Æ) 913 57
Haverty Furniture Cos., Inc. 3,216 75
Karman Holdings, Inc.(Æ) 1,266 93
KB Home 1,171 66
Kura Sushi USA, Inc. Class A(Æ) 1,123 59
Laureate Education, Inc. Class A(Æ) 1,448 49
Lear Corp. 743 85
Legacy Education, Inc.(Æ) 5,623 57
Leonardo DRS, Inc. 1,079 37
Liberty Latin America, Ltd. Class C(Æ) 10,755 80
Life Time Group Holdings, Inc.(Æ) 2,542 68
Magnite , Inc.(Æ) 5,004 81
Marriott Vacations Worldwide Corp. 1,093 63
Matthews International Corp. Class A 2,562 67
Monro Muffler Brake, Inc. 3,597 72
Newell Brands, Inc. 12,900 48
Nexstar Media Group, Inc. Class A 370 75
OneSpaWorld Holdings, Ltd. 5,573 116
Papa John's International, Inc. 2,716 105
Patrick Industries, Inc. 734 80
PriceSmart , Inc. 655 80
QuinStreet , Inc.(Æ) 3,377 49
Reservoir Media, Inc.(Æ) 6,101 46
Rush Street Interactive, Inc.(Æ) 7,674 149
Scholastic Corp. 2,669 79
SharkNinja , Inc.(Æ) 569 64
Signet Jewelers, Ltd. 998 83
Sonic Automotive, Inc. Class A 1,031 64
Strata Critical Medical, Inc.(Æ) 16,500 79
Stride, Inc.(Æ) 716 46
Super Group SGHC, Ltd. 5,682 68
Taylor Morrison Home Corp. Class A(Æ) 1,490 88
Texas Roadhouse, Inc. Class A 354 59
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Thor Industries, Inc. 790 81
Tri Pointe Homes, Inc.(Æ) 2,299 72
United Parks & Resorts, Inc.(Æ) 1,242 45
Wingstop , Inc. 314 75
Winmark Corp. 151 61
Winnebago Industries, Inc. 3,110 126
Wolverine World Wide, Inc. 3,789 69
Wyndham Hotels & Resorts, Inc. 662 50
5,454
Consumer Staples - 2.0%
Beauty Health Co. (The)(Æ) 35,693 50
Calavo Growers, Inc. 3,517 76
Chefs' Warehouse, Inc. (The)(Æ) 1,327 83
Marzetti Co.(The) 331 54
National Vision Holdings, Inc.(Æ) 4,208 109
Nomad Foods, Ltd. 3,791 47
Quanex Building Products Corp. 5,951 92
Sprouts Farmers Market, Inc.(Æ) 591 47
Utz Brands, Inc. 4,471 46
Vita Coco Co., Inc. (The)(Æ) 2,097 111
Vital Farms, Inc.(Æ) 1,990 64
Warby Parker, Inc. Class A(Æ) 3,346 73
WD-40 Co. 258 51
903
Energy - 4.7%
DNOW, Inc.(Æ) 8,903 118
Expro Group Holdings NV(Æ) 2,986 40
Liberty Energy, Inc. Class A 4,788 88
Matador Resources Co. 1,395 59
Matrix Service Co.(Æ) 5,666 66
National Energy Services Reunited Corp.
(Æ) 13,347 209
NPK International, Inc.(Æ) 18,063 215
Oceaneering International, Inc.(Æ) 3,304 79
Patterson-UTI Energy, Inc. 13,388 82
Select Water Solutions, Inc. Class A 19,348 204
SM Energy Co. 2,693 50
Solaris Energy Infrastructure, Inc. Class A 2,591 119
TechnipFMC PLC 1,942 87
TETRA Technologies, Inc.(Æ) 20,041 188
Transocean, Ltd.(Æ) 22,705 94
Warrior Met Coal, Inc. 1,334 118
Weatherford International PLC 2,367 185
World Kinect Corp. 2,140 50
2,051
Financial Services - 21.1%
Air Lease Corp. Class A 1,154 74
Ally Financial, Inc. 1,983 90
Alpine Income Property Trust, Inc.(ö) 4,203 70
Ameris Bancorp 1,077 80
Atlanticus Holdings Corp.(Æ) 1,396 93
Banc of California, Inc. 4,547 88
Banco Latinoamericano de Comercio
Exterior SA Class E 1,453 65
Bank of NT Butterfield & Son, Ltd. (The) 1,264 63
Bank OZK 1,460 67

Russell Investments Exchange Traded Funds
Russell Investments U.S. Small Cap Equity ETF
Schedule of Investments, continued — December 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
4 Russell Investments U.S. Small Cap Equity ETF
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Bank7 Corp. 1,269 52
BankUnited , Inc. 1,543 69
BGC Group, Inc. Class A 11,185 100
BOK Financial Corp. 785 93
Bread Financial Holdings, Inc. 1,493 111
Brixmor Property Group, Inc.(ö) 1,834 48
Broadstone Net Lease, Inc.(ö) 3,867 67
Business First Bancshares, Inc. 3,953 103
Camden Property Trust(ö) 547 60
Capital Bancorp, Inc. 2,286 64
Capital City Bank Group, Inc. 1,730 74
CareTrust REIT, Inc.(ö) 1,803 65
Centerspace (ö) 1,341 89
Central Pacific Financial Corp. 2,102 66
CNO Financial Group, Inc. 1,951 83
Cohen & Steers, Inc. 801 50
Community Financial System, Inc. 1,357 78
Community Healthcare Trust, Inc.(ö) 5,313 87
Compass Diversified Holdings 13,950 67
Compass, Inc. Class A(Æ) 9,362 99
Core Scientific Inc.(Æ) 4,492 65
Corebridge Financial, Inc. 1,583 48
CTO Realty Growth, Inc.(ö) 6,079 112
Cullen/Frost Bankers, Inc. 378 48
Dave, Inc.(Æ) 538 119
Dime Community Bancshares, Inc. 2,689 81
Enterprise Financial Services Corp. 1,354 73
Esquire Financial Holdings, Inc. 747 76
Everest Group, Ltd. 176 60
EZCORP, Inc. Class A(Æ) 3,975 77
FB Financial Corp. 1,276 71
Federal Agricultural Mortgage Corp. Class
C 533 94
First BanCorp 3,820 79
First Commonwealth Financial Corp. 4,056 68
First Community Corp. 2,417 72
First Industrial Realty Trust, Inc.(ö) 888 51
First Mid Bancshares, Inc. 2,082 81
Genworth Financial, Inc. Class A(Æ) 8,778 79
German American Bancorp, Inc. 2,057 81
Getty Realty Corp.(ö) 2,517 69
Glacier Bancorp, Inc. 3,364 148
Globe Life, Inc. 590 83
Grid Dynamics Holdings, Inc.(Æ) 8,893 80
Hamilton Lane, Inc. Class A 484 65
Hanover Insurance Group, Inc. (The) 474 87
Heritage Financial Corp. 3,474 82
Hilltop Holdings, Inc. 2,457 83
Home BancShares , Inc. 3,714 103
Horizon Bancorp, Inc. 4,418 75
Houlihan Lokey , Inc. Class A 392 68
Howard Hughes Holdings, Inc.(Æ) 1,064 85
Independent Bank Corp. 3,188 160
InvenTrust Properties Corp.(ö) 1,975 56
Jackson Financial, Inc. Class A 1,107 118
Kemper Corp. 1,410 57
Lakeland Financial Corp. 1,068 61
Lazard, Inc. 1,247 61
Legacy Housing Corp.(Æ) 2,562 50
LendingTree , Inc.(Æ) 1,230 65
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Marcus & Millichap, Inc. 2,536 69
McGrath RentCorp 614 64
Metropolitan Bank Holding Corp. 1,323 101
National Bank Holdings Corp. Class A 4,163 158
NBT Bancorp, Inc. 2,156 90
NETSTREIT Corp.(ö) 8,718 154
Newmark Group, Inc. Class A 6,516 113
NexPoint Residential Trust, Inc.(ö) 2,445 74
Northeast Bank 898 93
Northpointe Bancshares, Inc. 3,678 62
OceanFirst Financial Corp. 3,355 60
OFG Bancorp 2,223 91
Old Republic International Corp. 1,441 66
OP Bancorp 4,340 61
Oppenheimer Holdings, Inc. Class A 1,155 84
Origin Bancorp, Inc. 1,999 75
Perella Weinberg Partners 5,423 94
Piper Sandler Cos. 271 92
Popular, Inc. 660 82
PotlatchDeltic Corp.(ö) 3,675 146
Prosperity Bancshares, Inc. 1,271 88
Rayonier, Inc.(ö) 2,290 50
Reinsurance Group of America, Inc. Class A 370 75
Renasant Corp. 2,415 85
Ryman Hospitality Properties, Inc.(ö) 892 84
Seacoast Banking Corp. of Florida 2,968 93
Selective Insurance Group, Inc. 795 67
Selectquote , Inc.(Æ) 28,684 40
ServisFirst Bancshares, Inc. 957 69
SmartFinancial , Inc. 1,974 73
South Plains Financial, Inc. 1,833 71
Stewart Information Services Corp. 790 56
Stock Yards Bancorp, Inc. 978 64
StoneX Group, Inc.(Æ) 1,020 97
Synovus Financial Corp. 1,017 51
Tanger , Inc.(ö) 2,120 71
TeraWulf , Inc.(Æ) 7,200 83
Terreno Realty Corp.(ö) 1,447 85
Texas Capital Bancshares, Inc.(Æ) 926 84
Towne Bank 1,993 67
TriCo Bancshares 1,609 76
Triumph Financial, Inc.(Æ) 1,443 90
UL Solutions, Inc. Class A 772 61
UMH Properties, Inc.(ö) 6,851 109
Valley National Bancorp 5,593 65
Walker & Dunlop, Inc. 916 55
Webster Financial Corp. 944 59
WesBanco , Inc. 2,398 80
Xenia Hotels & Resorts, Inc.(ö) 7,271 103
9,286
Health Care - 18.0%
ADMA Biologics, Inc.(Æ) 11,014 201
Aldeyra Therapeutics, Inc.(Æ) 15,783 82
Alphatec Holdings, Inc.(Æ) 6,232 131
Amneal Pharmaceuticals, Inc.(Æ) 3,548 45
AnaptysBio , Inc.(Æ) 3,446 167
ANI Pharmaceuticals, Inc.(Æ) 1,688 133
Arcellx , Inc.(Æ) 1,305 85
Artivion , Inc.(Æ) 2,650 121

Russell Investments Exchange Traded Funds
Russell Investments U.S. Small Cap Equity ETF
Schedule of Investments, continued — December 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Russell Investments U.S. Small Cap Equity ETF 5
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Arvinas , Inc.(Æ) 9,715 115
BioLife Solutions, Inc.(Æ) 3,313 80
Bridgebio Pharma, Inc.(Æ) 2,797 214
CareDx , Inc.(Æ) 4,801 90
Celcuity , Inc.(Æ) 945 94
CG Oncology, Inc.(Æ) 2,118 88
Chemed Corp. 157 67
Cogent Biosciences, Inc.(Æ) 3,460 123
Corcept Therapeutics, Inc.(Æ) 685 24
Crinetics Pharmaceuticals, Inc.(Æ) 2,301 107
CRISPR Therapeutics AG(Æ) 1,010 53
Cytokinetics, Inc.(Æ) 2,772 176
DENTSPLY SIRONA, Inc. 7,326 84
Dyne Therapeutics, Inc.(Æ) 5,900 115
Encompass Health Corp. 461 49
Enovis Corp. Class W(Æ) 2,605 69
Ensign Group, Inc. (The) 818 143
Exelixis , Inc.(Æ) 1,162 51
GeneDx Holdings Corp.(Æ) 907 118
Guardant Health, Inc.(Æ) 1,939 198
Halozyme Therapeutics, Inc.(Æ) 1,826 123
HealthEquity , Inc.(Æ) 1,298 119
Indivior PLC(Æ) 5,501 197
Innoviva , Inc.(Æ) 2,983 60
Insmed , Inc.(Æ) 982 171
iRadimed Corp. 1,800 175
iRhythm Technologies, Inc.(Æ) 568 101
Ironwood Pharmaceuticals, Inc. Class A(Æ) 50,093 169
Keros Therapeutics, Inc.(Æ) 4,840 99
Kodiak Sciences, Inc.(Æ) 6,122 171
Krystal Biotech, Inc.(Æ) 441 109
Kura Oncology, Inc.(Æ) 8,481 88
LeMaitre Vascular, Inc. 1,702 138
LifeStance Health Group, Inc.(Æ) 13,399 94
Ligand Pharmaceuticals, Inc. Class B(Æ) 1,377 260
Madrigal Pharmaceuticals, Inc.(Æ) 348 203
Medpace Holdings, Inc.(Æ) 155 87
Merit Medical Systems, Inc.(Æ) 884 78
Mirum Pharmaceuticals, Inc.(Æ) 2,197 174
Moderna , Inc.(Æ) 3,221 95
Natera , Inc.(Æ) 376 86
Neurocrine Biosciences, Inc.(Æ) 517 73
Nuvalent , Inc. Class A(Æ) 1,067 107
Pennant Group, Inc. (The)(Æ) 3,055 86
Phibro Animal Health Corp. Class A 2,832 106
Phreesia , Inc.(Æ) 2,547 43
PTC Therapeutics, Inc.(Æ) 2,693 205
Pursuit Attractions and Hospitality, Inc.(Æ) 1,877 63
RadNet , Inc.(Æ) 1,601 114
Revolution Medicines, Inc.(Æ) 2,115 168
Rhythm Pharmaceuticals, Inc.(Æ) 1,379 148
Sarepta Therapeutics, Inc.(Æ) 4,354 94
SI-BONE, Inc.(Æ) 4,766 94
Supernus Pharmaceuticals, Inc.(Æ) 1,143 57
Tarsus Pharmaceuticals, Inc.(Æ) 1,465 120
Teleflex, Inc. 395 48
TG Therapeutics, Inc.(Æ) 2,943 88
Travere Therapeutics, Inc.(Æ) 4,128 158
UFP Technologies, Inc.(Æ) 370 82
US Physical Therapy, Inc. 838 65
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Vera Therapeutics, Inc.(Æ) 2,392 121
Waystar Holding Corp.(Æ) 1,893 62
7,922
Materials and Processing - 7.3%
AAON, Inc. 641 49
Acuity, Inc. 195 70
AdvanSix , Inc. 3,561 62
Ashland, Inc. 1,321 78
Avient Corp. 2,040 64
Boise Cascade Co. 767 56
BrightView Holdings, Inc. 5,748 73
Carpenter Technology Corp. 259 82
Century Aluminum Co.(Æ) 3,693 145
Commercial Metals Co. 2,114 146
Constellium SE(Æ) 5,776 109
Crown Holdings, Inc. 799 82
Ferroglobe PLC 21,217 98
Gibraltar Industries, Inc.(Æ) 1,391 69
Greif, Inc. Class A 1,290 87
Hudson Technologies, Inc.(Æ) 7,544 52
Huntsman Corp. 6,393 64
Ingevity Corp.(Æ) 1,880 111
Kaiser Aluminum Corp. 770 88
Karat Packaging, Inc. 2,289 52
Knife River Corp.(Æ) 981 69
Louisiana-Pacific Corp. 806 65
Magnera Corp.(Æ) 5,143 78
Masterbrand, Inc.(Æ) 5,454 60
Mativ Holdings, Inc. 10,837 132
MDU Resources Group, Inc. 5,498 107
Metallus , Inc.(Æ) 4,643 80
Modine Manufacturing Co.(Æ) 551 74
Myers Industries, Inc. 5,624 105
Quaker Chemical Corp. 641 88
ScanSource , Inc.(Æ) 2,031 79
Simpson Manufacturing Co., Inc. 400 65
Sonoco Products Co. 1,132 49
Stepan Co. 1,793 85
TriMas Corp. 3,132 111
UFP Industries, Inc. 824 75
VSE Corp. 523 90
Watsco , Inc. 193 65
Worthington Steel, Inc. 2,404 83
3,197
Producer Durables - 16.7%
ABM Industries, Inc. 1,548 65
Aebi Schmidt Holding AG 10,194 129
ArcBest Corp. 843 63
Arcosa , Inc. 1,101 117
Ardmore Shipping Corp. 6,429 68
Argan , Inc. 729 228
Astec Industries, Inc. 1,667 72
Bloom Energy Corp. Class A(Æ) 1,511 131
Bowman Consulting Group, Ltd.(Æ) 2,325 77
Casella Waste Systems, Inc. Class A(Æ) 992 97
CECO Environmental Corp.(Æ) 2,287 137
Champion Homes, Inc.(Æ) 968 82
CompoSecure , Inc. Class A(Æ) 3,984 77

Russell Investments Exchange Traded Funds
Russell Investments U.S. Small Cap Equity ETF
Schedule of Investments, continued — December 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
6 Russell Investments U.S. Small Cap Equity ETF
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Covenant Logistics Group, Inc. Class A 5,397 119
CRA International, Inc. 326 65
Crane Co. 333 61
Deluxe Corp. 5,560 124
DHT Holdings, Inc. 5,250 64
Ducommun, Inc.(Æ) 931 89
Dycom Industries, Inc.(Æ) 427 144
EnerSys 1,222 179
ESCO Technologies, Inc. 410 80
Everus Construction Group, Inc.(Æ) 1,126 96
Federal Signal Corp. 1,075 117
Flowserve Corp. 984 68
Fluor Corp.(Æ) 3,148 125
Frontdoor , Inc.(Æ) 1,649 95
FTAI Aviation, Ltd. 515 101
FTI Consulting, Inc.(Æ) 460 79
Gorman-Rupp Co. (The) 1,697 81
Graco , Inc. 471 39
GXO Logistics, Inc.(Æ) 1,324 70
Helios Technologies, Inc. 3,369 180
Hillman Solutions Corp.(Æ) 7,774 67
Hyster -Yale, Inc. 1,988 59
I3 Verticals, Inc. Class A(Æ) 4,268 108
Kennametal, Inc. 6,184 176
Kforce , Inc. 4,048 125
Landstar System, Inc. 440 63
Limbach Holdings, Inc.(Æ) 743 58
Lovesac Co. (The)(Æ) 4,239 63
Luxfer Holdings PLC 5,342 72
Mama's Creations, Inc.(Æ) 9,039 122
Marten Transport, Ltd. 6,071 69
MasTec , Inc.(Æ) 490 107
Materion Corp. 723 90
Maximus, Inc. 950 82
Mercury Systems, Inc.(Æ) 1,275 93
Mesa Laboratories, Inc. 923 72
MillerKnoll , Inc. 5,941 109
MSA Safety, Inc. 293 47
MSC Industrial Direct Co., Inc. Class A 656 55
Mueller Industries, Inc. 823 94
MYR Group, Inc.(Æ) 480 105
Orion Group Holdings, Inc.(Æ) 7,492 74
Park Aerospace Corp. 4,998 107
Phinia , Inc. 1,960 123
Powell Industries, Inc. 325 104
Primoris Services Corp. 978 121
Ralliant Corp. 1,978 101
Resources Connection, Inc. 10,939 55
Robert Half, Inc. 1,880 51
RXO, Inc.(Æ) 4,235 54
Ryder System, Inc. 340 65
Schneider National, Inc. Class B 2,719 72
Scorpio Tankers, Inc. 1,640 83
Scotts Miracle- Gro Co. (The) Class A 1,180 69
Standex International Corp. 426 93
Sterling Infrastructure, Inc.(Æ) 423 130
Sun Country Airlines Holdings, Inc.(Æ) 5,833 84
TAT Technologies, Ltd.(Æ) 2,314 103
Teekay Tankers, Ltd. Class A 1,474 79
Tennant Co. 927 68
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Tetra Tech, Inc. 1,800 60
Thermon Group Holdings, Inc.(Æ) 2,655 99
TriNet Group, Inc. 741 44
Tutor Perini Corp. 1,663 111
UniFirst Corp. 341 66
V2X, Inc.(Æ) 1,150 63
Werner Enterprises, Inc. 3,759 113
7,347
Technology - 14.3%
8x8, Inc.(Æ) 39,280 77
ACM Research, Inc. Class A(Æ) 2,023 80
Agilysys , Inc.(Æ) 805 96
Alpha & Omega Semiconductor, Ltd.(Æ) 3,201 63
Ambarella , Inc.(Æ) 1,191 84
Amentum Holdings, Inc.(Æ) 2,228 65
Angi , Inc.(Æ) 5,468 71
Appfolio , Inc. Class A(Æ) 325 76
Applied Optoelectronics, Inc.(Æ) 2,066 72
Bandwidth, Inc. Class A(Æ) 4,766 74
Calix, Inc.(Æ) 1,998 106
Cargurus , Inc.(Æ) 2,277 87
Cars.com, Inc.(Æ) 4,724 58
Clear Secure, Inc. Class A 2,588 91
Clearfield, Inc.(Æ) 2,372 69
Commerce.com, Inc.(Æ) 14,585 60
Consensus Cloud Solutions, Inc. Class
W(Æ) 3,452 75
Crane NXT Co. 2,054 97
Credo Technology Group Holding, Ltd.(Æ) 1,702 245
Diebold Nixdorf, Inc.(Æ) 1,027 70
DigitalOcean Holdings, Inc.(Æ) 2,045 98
Diodes, Inc.(Æ) 1,397 69
Dropbox, Inc. Class A(Æ) 2,317 64
DXC Technology Co.(Æ) 3,731 55
Eventbrite, Inc. Class A(Æ) 24,340 108
Extreme Networks, Inc.(Æ) 4,918 82
GCI Liberty, Inc. Class C(Æ) 5,329 198
Guidewire Software, Inc.(Æ) 223 45
Inspired Entertainment, Inc.(Æ) 7,473 70
Ituran Location and Control, Ltd. 420 18
Jabil, Inc. 403 92
Kaltura , Inc.(Æ) 44,391 73
KBR, Inc. 1,330 53
Kulicke & Soffa Industries, Inc. 1,876 85
Kyndryl Holdings, Inc.(Æ) 3,756 100
Lumentum Holdings, Inc. Class E(Æ) 725 267
Lyft, Inc. Class A(Æ) 4,442 86
Manhattan Associates, Inc.(Æ) 422 73
Maplebear , Inc.(Æ) 2,194 99
Marqeta , Inc. Class A(Æ) 13,420 64
Match Group, Inc. 2,019 65
Napco Security Technologies, Inc. 2,895 121
nCino , Inc.(Æ) 2,780 71
NCR Voyix Corp.(Æ) 12,852 131
Nutanix , Inc. Class A(Æ) 1,598 83
NVE Corp. 1,171 69
OneSpan , Inc. 3,090 40
Ouster, Inc.(Æ) 3,650 79
PDF Solutions, Inc.(Æ) 4,071 116

Russell Investments Exchange Traded Funds
Russell Investments U.S. Small Cap Equity ETF
Schedule of Investments, continued — December 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Russell Investments U.S. Small Cap Equity ETF 7
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Pegasystems , Inc. 2,545 152
Planet Labs PBC(Æ) 3,899 77
Porch Group, Inc.(Æ) 5,599 51
Power Integrations, Inc. 1,311 47
Rambus, Inc.(Æ) 1,595 147
Red Violet, Inc. 1,671 95
Ribbon Communications, Inc.(Æ) 20,637 59
Riskified , Ltd. Class A(Æ) 16,574 82
Roku, Inc.(Æ) 953 103
Semtech Corp.(Æ) 2,013 148
Silicon Laboratories, Inc.(Æ) 575 75
Silicon Motion Technology Corp. - ADR 1,197 111
SimilarWeb , Ltd.(Æ) 5,313 40
SiTime Corp.(Æ) 435 154
Sonos , Inc.(Æ) 5,334 94
Teradata Corp.(Æ) 2,821 86
Tower Semiconductor, Ltd.(Æ) 867 102
Vishay Intertechnology , Inc. 7,799 113
WhiteFiber , Inc.(Æ) 2,783 44
Workiva , Inc.(Æ) 1,092 94
Zeta Global Holdings Corp. Class A(Æ) 5,088 103
6,267
Utilities - 3.3%
Artesian Resources Corp. Class A 2,161 68
BKV Corp.(Æ) 2,916 79
Black Hills Corp. 1,274 89
Brookfield Infrastructure Corp. Class A 1,924 87
California Resources Corp. 1,633 73
Chesapeake Utilities Corp. 531 66
Excelerate Energy, Inc. Class A 4,036 113
Gulfport Energy Corp.(Æ) 373 78
IDACORP, Inc. 423 54
Lumen Technologies, Inc.(Æ) 24,709 192
Northern Oil & Gas, Inc. 3,416 73
Northwestern Energy Group, Inc. 1,973 127
Permian Resources Corp. 3,661 52
Portland General Electric Co. 1,999 96
RGC Resources, Inc. 2,577 55
Spire, Inc. 1,077 89
UGI Corp. 1,287 48
1,439
Total Common Stocks
(cost $39,314) 43,866
Warrants and Rights - 0.0%
Blueprint Medicines Corp.(Æ)(Š)
  Rights 5 —
Total Warrants and Rights
(cost $—) —
Short-Term Investments - 0.2%
U.S. Cash Management Fund(@) 84,662
(∞)
84
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Total Short-Term Investments
(cost $85) 84
Total Investments - 100.0%
(identified cost $39,399) 43,950
Other Assets and Liabilities,
Net - 0.0%
9
Net Assets - 100.0%
43,959

Russell Investments Exchange Traded Funds
Russell Investments U.S. Small Cap Equity ETF
Schedule of Investments, continued — December 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
8 Russell Investments U.S. Small Cap Equity ETF
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 5,454 $ — $ —
$ —
$ 5,454
Consumer Staples 903 — —
—
903
Energy 2,051 — —
—
2,051
Financial Services 9,286 — —
—
9,286
Health Care 7,922 — —
—
7,922
Materials and Processing 3,197 — —
—
3,197
Producer Durables 7,347 — —
—
7,347
Technology 6,267 — —
—
6,267
Utilities 1,439 — —
—
1,439
Warrants and Rights — — — — —
Short-Term Investments — — — 84 84
Total Investments
$ 43,866 $ — $ — $ 84 $ 43,950
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended December 31, 2025, if any, see note 1 in the Notes to Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of December 31, 2025, if any, were less than 1% of net assets.
Transactions (amounts in thousands) during the period ended December 31, 2025 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 157 $ 550 $ 622 $ — $ (1) $ 84 $ 1 $ —

Russell Investments Exchange Traded Funds
Russell Investments International Developed Equity ETF
Schedule of Investments — December 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Russell Investments International Developed Equity ETF 9
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 99.4%
Australia - 2.7%
Aristocrat Leisure, Ltd. 8,065 313
BHP Group, Ltd. 18,257 554
BlueScope Steel, Ltd. 17,700 284
Brambles, Ltd. 21,202 325
Commonwealth Bank of Australia 5,243 562
Computershare, Ltd. 10,395 237
National Australia Bank, Ltd. 10,553 298
Santos, Ltd. 10,883 45
Wesfarmers, Ltd. 1,894 102
Westpac Banking Corp. 12,230 315
3,035
Austria - 0.8%
Erste Group Bank AG 4,969 601
Mondi PLC 8,637 106
Verbund AG Class A 2,464 179
886
Belgium - 0.6%
Ageas SA 3,463 243
Anheuser-Busch InBev SA 4,827 311
Proximus SADP 12,826 107
661
Brazil - 1.0%
Ambev SA 88,272 223
Banco Bradesco SA - ADR 35,852 119
Lojas Renner SA 50,781 125
MercadoLibre, Inc.(Æ) 54 109
Telefonica Brasil SA 35,930 217
Wheaton Precious Metals Corp. 2,892 340
1,133
Canada - 8.5%
Agnico Eagle Mines, Ltd. 2,560 434
AtkinsRealis Group, Inc. 1,311 85
Bank of Montreal 3,029 393
Bank of Nova Scotia (The) 4,771 352
Barrick Mining Corp. 13,047 568
Brookfield Corp. 6,811 313
Cameco Corp. 1,224 112
Canadian Imperial Bank of Commerce 3,912 355
Canadian National Railway Co. 1,597 158
Canadian Natural Resources, Ltd. 10,115 343
Canadian Pacific Kansas City, Ltd. 3,022 222
Cenovus Energy, Inc. 10,423 176
Constellation Software, Inc. 89 214
Dollarama, Inc. 1,707 255
Enbridge, Inc. 6,634 317
Fairfax Financial Holdings, Ltd. 122 233
Fortis, Inc. 1,307 68
iA Financial Corp., Inc. 1,374 178
Intact Financial Corp. 1,108 231
Kinross Gold Corp. 11,318 319
Magna International, Inc. Class A 6,645 354
Manulife Financial Corp. 8,848 321
National Bank of Canada 1,528 192
Royal Bank of Canada 4,586 782
Shopify, Inc. Class A(Æ) 5,326 858
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Stantec, Inc. 2,732 258
Sun Life Financial, Inc. 3,547 221
Suncor Energy, Inc. 6,902 306
TC Energy Corp. 3,194 176
Toromont Industries, Ltd. 966 117
Toronto-Dominion Bank (The) 5,831 550
9,461
Chile - 0.1%
Lundin Mining Corp. 4,187 90
China - 1.6%
Alibaba Group Holding, Ltd. 23,400 429
Haier Smart Home Co., Ltd. Class H 31,600 98
Tencent Holdings, Ltd. 11,000 847
Trip.com Group, Ltd. - ADR 5,338 384
1,758
Denmark - 2.0%
Danske Bank A/S 9,149 459
DSV A/S 1,105 281
Genmab A/S(Æ) 881 281
H Lundbeck A/S 16,878 114
Novo Nordisk A/S Class B 18,386 941
Pandora A/S 886 99
2,175
Finland - 1.1%
Konecranes Oyj 1,254 138
Nokia Oyj 68,614 449
Nordea Bank Abp 18,457 349
Wartsila Oyj Abp Class B 8,813 315
1,251
France - 9.5%
Accor SA 5,816 330
Air Liquide SA Class A 1,851 349
Airbus SE 2,256 526
Amundi SA(Þ) 3,247 269
Arkema SA 2,538 155
AXA SA 8,824 425
Ayvens SA(Þ) 9,497 128
BNP Paribas SA 5,987 568
Bureau Veritas SA 5,799 185
Carrefour SA 7,575 127
Cie de Saint-Gobain SA 2,710 277
Cie Generale des Etablissements Michelin
SCA 12,086 402
Dassault Aviation SA 834 268
Eiffage SA 1,934 278
Engie SA 14,002 369
Hermes International 183 456
Ipsen SA 1,199 168
L'Oreal SA 1,192 514
LVMH Moet Hennessy Louis Vuitton SE 1,245 944
Orange SA 18,144 303
Publicis Groupe SA 2,352 245
Renault SA 1,383 58
Rexel SA Class H 9,248 365
Safran SA 1,898 663
Sartorius Stedim Biotech 1,749 432

Russell Investments Exchange Traded Funds
Russell Investments International Developed Equity ETF
Schedule of Investments, continued — December 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
10 Russell Investments International Developed Equity ETF
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Societe Generale SA 7,924 640
Teleperformance SE 3,578 260
Thales SA 623 168
TotalEnergies SE 9,742 636
Valeo SE 4,559 62
10,570
Germany - 9.3%
adidas AG 1,232 245
Allianz SE 1,238 568
Aumovio SE(Æ) 2,594 131
BASF SE 8,175 427
Bayer AG 8,121 353
Continental AG 5,109 408
CTS Eventim AG & Co. KGaA 3,211 296
Daimler Truck Holding AG 9,894 434
Deutsche Boerse AG 1,708 449
Deutsche Telekom AG 15,528 505
Evonik Industries AG 15,712 247
Fresenius Medical Care AG 6,547 314
Fresenius SE & Co. KGaA 4,532 261
Heidelberg Materials AG 1,260 330
Henkel AG & Co. KGaA 1,251 96
Infineon Technologies AG 7,360 326
Mercedes-Benz Group AG 4,324 305
Merck KGaA 1,486 214
MTU Aero Engines AG 1,161 485
Muenchener Rueckversicherungs-
Gesellschaft AG 500 330
Rheinmetall AG 247 453
SAP SE 5,019 1,229
Siemens AG 2,921 821
Siemens Energy AG 3,035 429
Symrise AG 5,348 433
Talanx AG 1,498 200
10,289
Hong Kong - 2.0%
AIA Group, Ltd. 83,200 854
CK Asset Holdings, Ltd. 30,000 152
Hong Kong Exchanges & Clearing, Ltd. 4,600 241
Prudential PLC 40,946 632
WH Group, Ltd.(Þ) 304,500 339
2,218
India - 0.3%
HDFC Bank, Ltd. - ADR 8,655 316
Indonesia - 0.2%
Bank Central Asia Tbk PT 365,000 177
Ireland - 0.8%
AIB Group PLC 21,260 230
Bank of Ireland Group PLC 26,794 516
Flutter Entertainment PLC(Æ) 729 158
904
Israel - 0.5%
Bank Leumi Le-Israel BM 11,868 261
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nice, Ltd.(Æ) 2,068 232
493
Italy - 3.4%
BPER Banca SpA 16,576 226
Davide Campari-Milano NV SpA 38,911 253
De' Longhi SpA 3,925 169
Enel SpA 55,242 576
Eni SpA 14,939 283
FinecoBank Banca Fineco SpA 21,972 573
Intesa Sanpaolo SpA 60,936 424
Ryanair Holdings PLC - ADR 4,676 338
UniCredit SpA 7,994 666
Unipol Gruppo SpA 8,021 194
3,702
Japan - 16.4%
Advantest Corp. 4,200 526
Alfresa Holdings Corp. 5,400 84
Amada Co., Ltd. 9,700 115
Asahi Kasei Corp. 22,500 200
Bridgestone Corp. 12,000 269
Chiba Bank, Ltd. (The) 14,700 164
Chugai Pharmaceutical Co., Ltd. 1,300 68
Dai-ichi Life Holdings, Inc. 21,900 182
Daiichi Sankyo Co., Ltd. 7,300 156
Daikin Industries, Ltd. 1,500 192
Fast Retailing Co., Ltd. 400 145
Fuji Electric Co., Ltd. 2,100 159
Fukuoka Financial Group, Inc. 3,800 123
Hitachi, Ltd. 20,300 635
Honda Motor Co., Ltd. 19,400 190
Horiba, Ltd. 1,400 143
Hoya Corp. 2,900 439
Iida Group Holdings Co., Ltd. 9,500 153
Isuzu Motors, Ltd. 5,600 87
ITOCHU Corp. 26,500 334
Japan Airlines Co., Ltd. 7,300 135
Japan Post Insurance Co., Ltd. Class A 7,800 235
Keyence Corp. 1,600 579
Kirin Holdings Co., Ltd. 10,900 163
Koito Manufacturing Co., Ltd. 9,000 133
Komatsu, Ltd. 8,100 259
Kubota Corp. 18,600 263
Minebea Co., Ltd. 12,100 243
Mitsubishi Corp. 12,200 279
Mitsubishi Electric Corp. 7,800 228
Mitsubishi Estate Co., Ltd. 11,200 273
Mitsubishi Heavy Industries, Ltd. 9,500 233
Mitsubishi UFJ Financial Group, Inc. 39,000 621
Mitsui & Co., Ltd. 9,500 282
Mitsui Fudosan Co., Ltd. 17,900 203
Mizuho Financial Group, Inc. 11,800 429
Murata Manufacturing Co., Ltd. 13,100 271
Nintendo Co., Ltd. 5,200 352
Nitto Denko Corp. 14,900 353
Obic Co., Ltd. 3,300 104
Olympus Corp. 14,800 188
Ono Pharmaceutical Co., Ltd. 9,100 126
ORIX Corp. 8,500 247
Persol Holdings Co., Ltd. 68,400 127

Russell Investments Exchange Traded Funds
Russell Investments International Developed Equity ETF
Schedule of Investments, continued — December 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Russell Investments International Developed Equity ETF 11
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Recruit Holdings Co., Ltd. 3,800 215
Resona Holdings, Inc. 41,900 399
Rinnai Corp. 7,300 185
Secom Co., Ltd. 7,800 278
Shin-Etsu Chemical Co., Ltd. 11,800 367
SMC Corp. 400 139
SoftBank Corp. 80,300 110
SoftBank Group Corp. 8,800 247
Sompo Holdings, Inc. 6,800 232
Sony Group Corp. 24,000 617
Stanley Electric Co., Ltd. 8,200 161
Subaru Corp. 9,800 212
Sumitomo Mitsui Financial Group, Inc. 17,800 573
Sumitomo Mitsui Trust Holdings, Inc. 10,300 314
Sumitomo Rubber Industries, Ltd. 7,300 113
Suntory Beverage & Food, Ltd. 8,300 250
T&D Holdings, Inc. 11,700 270
Takeda Pharmaceutical Co., Ltd. 11,100 343
TDK Corp. 22,000 311
Tokio Marine Holdings, Inc. 7,100 264
Tokyo Electron, Ltd. 3,000 657
Toray Industries, Inc. 24,900 162
Toyota Motor Corp. 28,000 600
Tsuruha Holdings, Inc. 8,400 154
Unicharm Corp. 32,000 183
Yamato Holdings Co., Ltd. 8,100 114
18,160
Luxembourg - 0.5%
ArcelorMittal SA 8,896 409
RTL Group SA 4,028 163
572
Macao - 0.2%
Galaxy Entertainment Group, Ltd. 54,000 266
Mexico - 0.1%
America Movil SAB de CV - ADR 7,180 148
Netherlands - 5.1%
ABN AMRO Bank NV(Þ) 9,196 322
Adyen NV(Æ)(Þ) 154 249
Argenx SE(Æ) 346 291
ASM International NV 297 181
ASML Holding NV 1,689 1,829
Ferrari NV 870 326
Heineken NV 1,504 123
ING Groep NV 26,674 753
Koninklijke Philips NV 11,064 302
Magnum Ice Cream Co. NV (The)(Æ) 1,273 20
NN Group NV 4,612 356
Randstad NV 7,982 304
Universal Music Group NV 22,665 592
5,648
Norway - 0.8%
Aker ASA Class A 1,481 113
Equinor ASA Class N 15,034 353
Norsk Hydro ASA 35,187 273
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Orkla ASA 8,227 92
831
Poland - 0.2%
Zabka Group SA(Æ) 37,015 236
Portugal - 0.1%
EDP SA 32,199 148
Singapore - 1.1%
DBS Group Holdings, Ltd. 3,600 158
Grab Holdings, Ltd. Class A(Æ) 63,109 315
Sea, Ltd. - ADR(Æ) 3,821 487
Singapore Technologies Engineering, Ltd. 18,900 124
United Overseas Bank, Ltd. 5,900 161
1,245
South Africa - 0.2%
Anglo American PLC 2,192 91
Old Mutual, Ltd. 133,461 120
211
South Korea - 1.1%
Coway Co., Ltd.(Æ) 2,145 129
Samsung Electronics Co., Ltd. 5,684 473
Shinhan Financial Group Co., Ltd. 4,035 216
SK Hynix, Inc. 761 344
1,162
Spain - 2.1%
Aena SME SA(Þ) 10,216 286
Banco Santander SA 56,372 667
Iberdrola SA 22,600 490
Industria de Diseno Textil SA 13,902 921
2,364
Sweden - 1.9%
Assa Abloy AB Class B 6,113 238
Atlas Copco AB Class A 20,750 374
Atlas Copco AB Class B 10,752 174
Industrivarden AB Class A 4,158 188
Investor AB Class B 10,110 363
SKF AB Class B 9,731 260
Telefonaktiebolaget LM Ericsson Class B 46,463 457
2,054
Switzerland - 4.2%
Belimo Holding AG 244 241
Cie Financiere Richemont SA Class A 2,337 508
Galderma Group AG 1,648 337
Julius Baer Group, Ltd. 4,107 323
Logitech International SA 2,653 273
Lonza Group AG 774 525
Partners Group Holding AG 179 222
Swatch Group AG (The) Class B 804 171
UBS Group AG 35,375 1,651
Zurich Insurance Group AG 487 370
4,621

Russell Investments Exchange Traded Funds
Russell Investments International Developed Equity ETF
Schedule of Investments, continued — December 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
12 Russell Investments International Developed Equity ETF
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Taiwan - 1.5%
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 5,519 1,677
Thailand - 0.1%
Kasikornbank PCL 23,900 148
United Kingdom - 10.0%
AstraZeneca PLC 6,045 1,124
Barclays PLC 87,088 559
British American Tobacco PLC 11,023 626
British Land Co. PLC (The)(ö) 15,951 87
BT Group PLC 79,909 198
CK Hutchison Holdings, Ltd. Class B 31,000 211
Compass Group PLC 16,730 533
Diploma PLC 6,243 446
easyJet PLC 12,538 86
HSBC Holdings PLC 75,301 1,191
Imperial Tobacco Group PLC 4,665 196
Intermediate Capital Group PLC 5,877 163
Intertek Group PLC 5,006 312
J Sainsbury PLC 74,580 327
JET2 PLC 4,787 91
Kingfisher PLC 56,986 240
Land Securities Group PLC(ö) 13,828 116
London Stock Exchange Group PLC 3,282 396
National Grid PLC 16,178 249
NatWest Group PLC 47,728 419
Next PLC 1,477 272
Reckitt Benckiser Group PLC 7,379 597
RELX PLC 14,965 609
Rolls-Royce Holdings PLC 32,508 504
Smith & Nephew PLC 4,536 76
Standard Chartered PLC 24,165 593
Subsea 7 SA 5,830 118
Tate & Lyle PLC 9,239 47
Tesco PLC 37,302 222
Unilever PLC 5,493 360
Wise PLC Class A(Æ) 12,832 154
11,122
United States - 9.4%
Aegon, Ltd. 20,839 163
Aon PLC Class A 557 197
AP Moller - Maersk A/S Class A 51 117
AP Moller - Maersk A/S Class B 114 263
BP PLC 68,141 397
CyberArk Software, Ltd.(Æ) 327 146
GSK PLC 36,555 899
Haleon PLC 126,836 641
James Hardie Industries PLC(Æ) 6,776 140
Linde PLC 1,115 475
Medtronic PLC 1,885 181
Nestle SA 7,856 781
Novartis AG 8,413 1,164
Roche Holding AG 3,380 1,406
Sanofi SA 7,094 690
Schneider Electric SE 4,275 1,180
Shell PLC 33,766 1,247
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Spotify Technology SA(Æ) 639 371
10,458
Total Common Stocks
(cost $100,032) 110,190
Preferred Stocks - 0.4%
Germany - 0.4%
Henkel AG & Co. KGaA
2.857% (Ÿ) 2,350 192
Volkswagen AG
6.475% (Ÿ) 1,668 203
395
Total Preferred Stocks
(cost $362) 395
Short-Term Investments - 0.1%
United States - 0.1%
U.S. Cash Management Fund(@) 107,652 (∞) 108
Total Short-Term Investments
(cost $108) 108
Total Investments - 99.9%
(identified cost $100,502) 110,693
Other Assets and Liabilities,
Net - 0.1%
152
Net Assets - 100.0%
110,845

Russell Investments Exchange Traded Funds
Russell Investments International Developed Equity ETF
Schedule of Investments, continued — December 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Russell Investments International Developed Equity ETF 13
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
1.4%
ABN AMRO Bank NV 05/13/25 EUR 9,196 27 .63 254
322
Adyen NV 06/25/25 EUR 154 1,748 .39 269
249
Aena SME SA 05/13/25 EUR 10,216 27 .06 277
286
Amundi SA 06/12/25 EUR 3,247 75 .76 246
269
Ayvens SA 09/25/25 EUR 9,497 12 .03 114
128
WH Group, Ltd. 05/13/25 HKD 304,500 0 .99 302 339
1,593
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ 3,03 5 $ — $ — $ — $ 3,035
Austria 886 — — — 886
Belgium 661 — — — 661
Brazil 1,133 — — — 1,133
Canada 9,461 — — — 9,461
Chile 90 — — — 90
China 1,758 — — — 1,758
Denmark 2,175 — — — 2,175
Finland 1,251 — — — 1,251
France 10,570 — — — 10,570
Germany 10,289 — — — 10,289
Hong Kong 2,218 — — — 2,218
India 316 — — — 316
Indonesia 177 — — — 177
Ireland 904 — — — 904
Israel 493 — — — 493
Italy 3,702 — — — 3,702
Japan 18,160 — — — 18,160
Luxembourg 572 — — — 572
Macao 266 — — — 266
Mexico 148 — — — 148
Netherlands 5,648 — — — 5,648
Norway 831 — — — 831
Poland 236 — — — 236
Portugal 148 — — — 148
Singapore 1,245 — — — 1,245
South Africa 211 — — — 211
South Korea 1,162 — — — 1,162

Russell Investments Exchange Traded Funds
Russell Investments International Developed Equity ETF
Schedule of Investments, continued — December 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
14 Russell Investments International Developed Equity ETF
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Spain 2,364 — — — 2,364
Sweden 2,054 — — — 2,054
Switzerland 4,621 — — — 4,621
Taiwan 1,677 — — — 1,677
Thailand 148 — — — 148
United Kingdom 11,122 — — — 11,122
United States 10,458 — — — 10,458
Preferred Stocks 395 — — — 395
Short-Term Investments — — — 10 8 108
Total Investments $ 110,585 $ — $ — $ 108 $ 110,693
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended December 31, 2025, if any, see note 1 in the Notes to Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of December 31, 2025, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
% of Net
Assets
Common Stocks
Consumer Discretionary .................................................................... 15,523 14 .0
Consumer Staples ............................................................................... 6,242 5 .6
Energy ................................................................................................ 4,743 4 .3
Financial Services .............................................................................. 32,006 28 .9
Health Care ........................................................................................ 11,037 9 .9
Materials and Processing ................................................................... 9,861 8 .9
Producer Durables .............................................................................. 13,588 12 .3
Technology ......................................................................................... 13,000 11 .7
Utilities ............................................................................................... 4,190 3 .8
Preferred Stocks
Consumer Discretionary .................................................................... 203 0 .2
Consumer Staples ............................................................................... 192 0 .2
Short-Term Investments .............................................................
108 0 .1
Total Investments ............................................................................... 110,693 99 .9
Transactions (amounts in thousands) during the period ended December 31, 2025 with an underlying fund which is, or was, an affiliated company are as follows:

Russell Investments Exchange Traded Funds
Russell Investments International Developed Equity ETF
Schedule of Investments, continued — December 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Russell Investments International Developed Equity ETF 15
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 570 $ 1,902 $ 2,364 $ — $ — $ 108 $ 2 $ —

Russell Investments Exchange Traded Funds
Russell Investments Global Equity ETF
Schedule of Investments — December 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
16 Russell Investments Global Equity ETF
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 98.0%
Australia - 0.1%
Santos, Ltd. 34,443 142
Austria - 0.7%
ams -OSRAM AG(Æ) 18,680 185
Erste Group Bank AG 4,338 525
Mondi PLC 26,975 330
Vienna Insurance Group AG Wiener
Versicherung Gruppe 11,231 887
1,927
Belgium - 0.2%
Ageas SA 837 59
Proximus SADP 48,574 404
463
Brazil - 0.7%
Ambev SA 118,330 299
Banco Bradesco SA - ADR 117,873 393
MercadoLibre , Inc.(Æ) 304 612
Telefonica Brasil SA 61,670 373
1,677
Canada - 1.4%
Bank of Montreal 1,907 248
Barrick Mining Corp. 16,453 717
Brookfield Corp. 6,336 291
Canadian Imperial Bank of Commerce 3,879 352
Enbridge, Inc. 8,700 416
iA Financial Corp., Inc. 2,318 300
Nutrien , Ltd. 3,209 198
Royal Bank of Canada 2,848 486
Shopify, Inc. Class A(Æ) 1,865 300
Toronto-Dominion Bank (The) 4,226 398
3,706
China - 1.1%
Alibaba Group Holding, Ltd. 24,000 440
Alibaba Group Holding, Ltd. - ADR 2,194 322
Baidu, Inc. Class A(Æ) 15,000 253
PDD Holdings, Inc. - ADR(Æ) 1,290 146
Tencent Holdings, Ltd. 10,600 816
Trip.com Group, Ltd. - ADR 9,804 705
Yangzijiang Shipbuilding Holdings, Ltd. 30,900 84
2,766
Denmark - 1.1%
Demant A/S(Æ) 4,636 157
Genmab A/S(Æ) 2,128 679
H Lundbeck A/S 81,029 550
Novo Nordisk A/S Class B 26,682 1,365
2,751
Finland - 1.0%
Konecranes Oyj 7,573 836
Nokia Oyj 172,487 1,129
Wartsila Oyj Abp Class B 18,331 655
2,620
France - 3.3%
Accor SA 9,753 553
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Airbus SE 1,802 420
Arkema SA 2,848 175
BNP Paribas SA 6,597 626
Carrefour SA 24,124 403
Cie de Saint-Gobain SA 3,138 321
Dassault Aviation SA 1,501 483
Eiffage SA 4,338 624
EssilorLuxottica SA 920 292
Gaztransport Et Technigaz SA 4,056 746
Hermes International 112 279
Legrand SA 2,106 315
LVMH Moet Hennessy Louis Vuitton SE 1,563 1,185
Orange SA 14,298 239
Societe Generale SA 7,510 606
TotalEnergies SE 14,814 968
Valeo SE 28,367 388
8,623
Germany - 2.3%
Aumovio SE(Æ) 18,254 921
BASF SE 1,883 98
Daimler Truck Holding AG 8,783 385
Deutsche Telekom AG 3,611 117
Evonik Industries AG 614 10
Henkel AG & Co. KGaA 10,112 772
Hochtief AG 671 266
Infineon Technologies AG 15,652 694
Rheinmetall AG 326 598
SAP SE 2,273 557
Siemens AG 2,370 666
Symrise AG 5,356 434
Talanx AG 2,975 398
5,916
Hong Kong - 1.0%
AIA Group, Ltd. 124,200 1,275
ASMPT, Ltd. 4,000 40
CK Asset Holdings, Ltd. 52,500 265
Prudential PLC 51,811 799
WH Group, Ltd.(Þ) 279,500 312
2,691
India - 0.3%
HDFC Bank, Ltd. - ADR 21,124 772
Indonesia - 0.1%
Bank Negara Indonesia Persero Tbk PT 1,158,300 303
Ireland - 0.5%
AIB Group PLC 42,573 460
Bank of Ireland Group PLC 23,232 447
Flutter Entertainment PLC(Æ) 1,437 313
1,220
Israel - 0.2%
Nice, Ltd.(Æ) 5,034 564
Italy - 1.3%
BPER Banca SpA 42,280 576
De' Longhi SpA 22,013 944
Eni SpA 22,117 420

Russell Investments Exchange Traded Funds
Russell Investments Global Equity ETF
Schedule of Investments, continued — December 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Russell Investments Global Equity ETF 17
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ryanair Holdings PLC - ADR 11,061 799
UniCredit SpA 5,726 477
Unipol Gruppo SpA 7,376 178
3,394
Japan - 5.6%
Advantest Corp. 2,400 301
Alfresa Holdings Corp. 20,000 310
Chiba Bank, Ltd. (The) 33,500 374
Dai-ichi Life Holdings, Inc. 50,100 417
Dentsu , Inc. 14,200 301
Hitachi, Ltd. 13,800 432
Honda Motor Co., Ltd. 24,000 235
Horiba, Ltd. 2,700 275
Hoya Corp. 4,100 620
Isuzu Motors, Ltd. 20,500 319
Japan Airlines Co., Ltd. 10,400 193
Japan Post Insurance Co., Ltd. Class A 11,800 355
Keyence Corp. 1,400 507
Koito Manufacturing Co., Ltd. 25,300 373
Kubota Corp. 35,100 497
Mitsubishi Corp. 15,900 364
Mitsubishi Estate Co., Ltd. 25,400 620
Mitsubishi Gas Chemical Co., Inc. 13,700 248
Mitsubishi UFJ Financial Group, Inc. 21,900 348
Mitsui Chemicals, Inc. 17,200 220
Mitsui Fudosan Co., Ltd. 19,600 223
Mizuho Financial Group, Inc. 8,400 306
Nissan Motor Co., Ltd.(Æ) 61,100 152
Ono Pharmaceutical Co., Ltd. 25,500 354
ORIX Corp. 9,100 265
Resona Holdings, Inc. 37,900 361
Rinnai Corp. 10,700 270
Rohm Co., Ltd. 15,200 215
Sompo Holdings, Inc. 8,200 279
Sony Group Corp. 19,000 488
Stanley Electric Co., Ltd. 9,800 193
Subaru Corp. 16,800 364
Sumitomo Heavy Industries, Ltd. 7,400 196
Sumitomo Mitsui Financial Group, Inc. 26,600 856
Sumitomo Mitsui Trust Holdings, Inc. 14,700 448
T&D Holdings, Inc. 16,000 369
Taiheiyo Cement Corp. 5,400 134
Takeda Pharmaceutical Co., Ltd. 15,100 466
Toyota Motor Corp. 32,700 701
Tsuruha Holdings, Inc. 15,000 276
Yamato Holdings Co., Ltd. 17,000 240
14,465
Luxembourg - 0.4%
RTL Group SA 22,424 908
Mexico - 0.1%
America Movil SAB de CV - ADR 16,494 341
Netherlands - 2.1%
ABN AMRO Bank NV(Þ) 13,507 473
Argenx SE(Æ) 539 454
ASML Holding NV 1,143 1,238
ING Groep NV 37,101 1,047
Koninklijke Philips NV 8,414 230
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Magnum Ice Cream Co. NV (The)(Æ) 2,538 40
NN Group NV 6,092 470
Randstad NV 11,880 452
Universal Music Group NV 41,203 1,076
5,480
Norway - 0.2%
Norsk Hydro ASA 80,816 627
Singapore - 0.3%
DBS Group Holdings, Ltd. 9,800 430
Sea, Ltd. - ADR(Æ) 887 113
United Overseas Bank, Ltd. 12,900 352
895
South Africa - 0.2%
Anglo American PLC 6,253 260
Old Mutual, Ltd. 302,227 272
532
South Korea - 1.3%
Hankook Tire & Technology Co., Ltd. 4,911 199
Hyundai Mobis Co., Ltd. 1,486 385
KB Financial Group, Inc. 3,882 336
KT Corp. - ADR 18,018 342
Samsung Electronics Co., Ltd. 15,357 1,278
Shinhan Financial Group Co., Ltd. 12,152 649
SK Telecom Co., Ltd. 7,176 266
3,455
Spain - 0.8%
Aena SME SA(Þ) 21,526 603
Industria de Diseno Textil SA 22,489 1,489
Mapfre SA 15,552 78
2,170
Sweden - 1.0%
Industrivarden AB Class A 10,265 463
Investor AB Class B 15,947 572
SKF AB Class B 22,115 590
Telefonaktiebolaget LM Ericsson Class B 100,957 994
2,619
Switzerland - 1.6%
Adecco Group AG 14,031 410
Cie Financiere Richemont SA Class A 1,824 396
Galderma Group AG 1,773 363
Logitech International SA 6,083 626
Sonova Holding AG 3,033 793
Swatch Group AG (The) Class B 2,273 483
UBS Group AG 23,864 1,113
4,184
Taiwan - 1.5%
Taiwan Semiconductor Manufacturing
Co., Ltd. 3,000 148
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 12,262 3,726
3,874
Thailand - 0.4%
Kasikornbank PCL - NVDR 100,000 618

Russell Investments Exchange Traded Funds
Russell Investments Global Equity ETF
Schedule of Investments, continued — December 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
18 Russell Investments Global Equity ETF
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
SCB X PCL - NVDR 64,200 283
901
United Kingdom - 4.6%
AstraZeneca PLC 3,520 654
BAE Systems PLC 1,281 30
British American Tobacco PLC 17,394 988
British Land Co. PLC (The)(ö) 58,042 316
BT Group PLC 108,338 269
CK Hutchison Holdings, Ltd. Class B 40,000 272
Compass Group PLC 7,730 246
DCC PLC 5,527 345
easyJet PLC 85,700 590
HSBC Holdings PLC 59,426 940
International Consolidated Airlines Group
SA 66,785 373
J Sainsbury PLC 61,779 271
Kingfisher PLC 78,390 330
Land Securities Group PLC(ö) 33,108 278
Lloyds Banking Group PLC 576,299 763
NatWest Group PLC 93,205 819
Reckitt Benckiser Group PLC 6,365 515
RELX PLC 24,901 1,014
Standard Chartered PLC 38,078 935
Subsea 7 SA 28,318 571
Tate & Lyle PLC 26,046 132
TechnipFMC PLC 8,870 395
Unilever PLC 11,285 739
Unite Group PLC (The)(ö) 21,583 163
WPP PLC 23,640 107
12,055
United States - 62.6%
AbbVie, Inc. 3,783 864
Accenture PLC Class A 4,496 1,206
Adobe, Inc.(Æ) 2,301 805
Advanced Micro Devices, Inc.(Æ) 2,972 636
Airbnb, Inc. Class A(Æ) 8,462 1,148
Albemarle Corp. 786 111
Alphabet, Inc. Class A 11,236 3,517
Alphabet, Inc. Class C 27,034 8,483
Altria Group, Inc. 13,787 795
Amazon.com, Inc.(Æ) 29,814 6,882
American Express Co. 2,016 746
American Tower Corp.(ö) 1,721 302
Amgen, Inc. 1,005 329
AP Moller - Maersk A/S Class A 235 541
AP Moller - Maersk A/S Class B 142 327
API Group Corp.(Æ) 4,587 175
Apple, Inc. 39,840 10,831
Applied Materials, Inc. 9,942 2,555
Arista Networks, Inc.(Æ) 4,618 605
Astera Labs, Inc.(Æ) 909 151
Autodesk, Inc.(Æ) 1,254 371
Baker Hughes Co. 19,620 893
Bank of America Corp. 32,657 1,796
Berkshire Hathaway, Inc. Class B(Æ) 3,352 1,685
Blackstone, Inc. Class A 3,099 478
Boeing Co. (The)(Æ) 3,492 758
Booking Holdings, Inc. 234 1,253
BP PLC 99,191 579
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bristol-Myers Squibb Co. 11,558 623
Broadcom, Inc. 12,750 4,413
Capital One Financial Corp. 5,835 1,414
Charles Schwab Corp. (The) 14,995 1,498
Chevron Corp. 3,885 592
Chipotle Mexican Grill, Inc. Class A(Æ) 16,362 605
Cigna Group (The) 4,237 1,166
Citigroup, Inc. 8,843 1,032
CME Group, Inc. Class A 5,108 1,395
Coca-Cola Consolidated, Inc. 1,698 260
Cooper Cos, Inc. (The)(Æ) 12,686 1,040
Costco Wholesale Corp. 1,227 1,058
Credo Technology Group Holding, Ltd.
(Æ) 689 99
Danaher Corp. 4,515 1,034
Deckers Outdoor Corp.(Æ) 3,512 364
Delta Air Lines, Inc. 10,780 748
DexCom , Inc.(Æ) 8,277 549
Dollar General Corp. 1,347 179
DraftKings , Inc. Class A(Æ) 6,284 217
Edison International 11,102 666
Edwards Lifesciences Corp.(Æ) 4,882 416
Electronic Arts, Inc. 672 137
Elevance Health, Inc. 2,909 1,020
Eli Lilly & Co. 2,217 2,383
EMCOR Group, Inc. 555 340
Equifax, Inc. 4,060 881
Exxon Mobil Corp. 9,366 1,127
Ferguson Enterprises, Inc. 1,858 414
Fiserv, Inc.(Æ) 9,119 613
Fox Corp. Class B 12,212 793
General Dynamics Corp. 2,736 921
General Electric Co. 3,092 952
General Motors Co. 8,713 709
Gilead Sciences, Inc. 4,510 554
Goldman Sachs Group, Inc. (The) 1,154 1,014
GSK PLC 34,719 854
Haleon PLC 274,295 1,386
Halliburton Co. 2,117 60
HCA Healthcare, Inc. 3,670 1,713
Home Depot, Inc. (The) 2,161 744
IDEXX Laboratories, Inc.(Æ) 196 133
Insulet Corp.(Æ) 762 217
Intuit, Inc. 1,494 990
Intuitive Surgical, Inc.(Æ) 1,570 889
Johnson & Johnson 6,253 1,294
JPMorgan Chase & Co. 7,392 2,382
KLA Corp. 97 118
Lam Research Corp. 3,728 638
Las Vegas Sands Corp. 3,560 232
Linde PLC 4,275 1,823
Lockheed Martin Corp. 1,011 489
Marvell Technology, Inc. 943 80
MasTec , Inc.(Æ) 1,211 263
Mastercard , Inc. Class A 4,649 2,654
Medpace Holdings, Inc.(Æ) 420 236
Merck & Co., Inc. 9,250 974
Meta Platforms, Inc. Class A 7,982 5,269
MetLife, Inc. 4,604 363
Micron Technology, Inc. 2,307 658

Russell Investments Exchange Traded Funds
Russell Investments Global Equity ETF
Schedule of Investments, continued — December 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Russell Investments Global Equity ETF 19
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Microsoft Corp. 18,869 9,125
Monster Beverage Corp.(Æ) 6,028 462
Mueller Industries, Inc. 2,082 239
Nestle SA 5,389 536
Netflix, Inc. Class B(Æ) 12,696 1,190
Nextpower , Inc. Class A(Æ) 4,626 403
Northrop Grumman Corp. 1,162 663
Novartis AG 6,877 952
NVIDIA Corp. 51,255 9,559
Oracle Corp. 3,935 767
O'Reilly Automotive, Inc.(Æ) 4,907 448
Palantir Technologies, Inc. Class A(Æ) 6,127 1,089
Parker-Hannifin Corp. 677 595
PepsiCo, Inc. 4,786 687
PG&E Corp. 39,474 634
Philip Morris International, Inc. 4,001 642
Pilgrim's Pride Corp. 6,349 248
Procter & Gamble Co. (The) 7,394 1,060
Progressive Corp. (The) 3,004 684
ROBLOX Corp. Class A(Æ) 2,891 234
Roche Holding AG 4,237 1,759
RTX Corp. 5,362 983
Rubrik , Inc. Class A(Æ) 2,072 158
Salesforce, Inc. 3,842 1,018
Sanofi SA 7,615 740
Schneider Electric SE 5,645 1,558
Seagate Technology Holdings PLC 5,426 1,494
ServiceNow , Inc.(Æ) 1,993 305
Shell PLC 31,498 1,163
Smithfield Foods, Inc. 21,456 479
Spotify Technology SA(Æ) 25 15
Starbucks Corp. 7,775 655
Synopsys, Inc.(Æ) 2,171 1,020
Take-Two Interactive Software, Inc.(Æ) 1,486 380
Tesla, Inc.(Æ) 4,950 2,226
Tetra Tech, Inc. 8,431 283
TJX Cos., Inc. (The) 5,131 788
T-Mobile US, Inc. 2,934 596
TransDigm Group, Inc. 1,121 1,491
Uber Technologies, Inc.(Æ) 14,949 1,221
Ulta Beauty, Inc.(Æ) 846 512
United Airlines, Inc.(Æ) 5,013 561
UnitedHealth Group, Inc. 5,842 1,929
Ventas, Inc.(ö) 2,108 163
Vertex Pharmaceuticals, Inc.(Æ) 2,293 1,040
Vertiv Holdings Co. Class A 4,726 766
Viking Holdings, Ltd.(Æ) 5,636 402
Visa, Inc. Class A 3,452 1,211
Walmart, Inc. 9,210 1,026
Waste Management, Inc. 3,782 831
Wells Fargo & Co. 8,450 788
Welltower , Inc.(ö) 4,447 825
163,110
Total Common Stocks
(cost $225,854) 255,151
Preferred Stocks - 0.2%
Germany - 0.2%
Henkel AG & Co. KGaA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.857% (Ÿ) 7,674 628
Total Preferred Stocks
(cost $629) 628
Short-Term Investments - 1.0%
United States - 1.0%
U.S. Cash Management Fund(@) 2,559,141 (∞) 2,559
Total Short-Term Investments
(cost $2,558) 2,559
Total Investments - 99.2%
(identified cost $229,041) 258,338
Other Assets and Liabilities,
Net - 0.8%
2,159
Net Assets - 100.0%
260,497

Russell Investments Exchange Traded Funds
Russell Investments Global Equity ETF
Schedule of Investments, continued — December 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
20 Russell Investments Global Equity ETF
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
0.5%
ABN AMRO Bank NV 05/29/25 EUR 13,507 26.22 354
473
Aena SME SA 05/29/25 EUR 21,526 27.38 589
603
WH Group, Ltd. 05/29/25 HKD 279,500 0.96 269 312
1,388
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 15 USD 1,874 03/26
(57)
S&P 500 E-Mini Index Futures 50 USD 17,231 03/26
20
S&P/TSX 60 Index Futures 4 CAD 1,490 03/26 13
Short Positions
CAC40 Euro Index Futures 33 EUR 2,691 01/26
(11)
DAX Index Futures 4 EUR 2,469 03/26
(29)
EURO STOXX 50 Index Futures 27 EUR 1,577 03/26
(25)
FTSE 100 Index Futures 33 GBP 3,281 03/26
(99)
FTSE/MIB Index Futures 3 EUR 676 03/26
(13)
Hang Seng Index Futures 4 HKD 5,130 01/26
5
IBEX 35 Index Futures 5 EUR 864 01/26
(22)
MSCI EAFE Index Futures 13 USD 917 03/26
(27)
MSCI Singapore Index Futures 18 SGD 802 01/26
(5)
OMXS30 Index Futures 25 SEK 7,238 01/26 (21)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (271)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 645 AUD 970 03/18/26 3
Bank of America USD 523 JPY 81,160 03/18/26 (2)
Bank of America CHF 826 USD 1,039 03/18/26 (12)
Bank of America DKK 2,800 USD 439 03/18/26 (4)
Bank of America EUR 2,272 USD 2,657 03/18/26 (21)
Bank of America GBP 950 USD 1,266 03/18/26 (15)
Citigroup USD 645 AUD 970 03/18/26 2
Citigroup USD 523 JPY 81,160 03/18/26 (1)
Citigroup CHF 826 USD 1,038 03/18/26 (13)
Citigroup DKK 2,800 USD 439 03/18/26 (3)
Citigroup EUR 2,272 USD 2,657 03/18/26 (21)
Citigroup GBP 950 USD 1,265 03/18/26 (16)
Goldman Sachs USD 644 AUD 970 03/18/26 4
Goldman Sachs USD 523 JPY 81,160 03/18/26 (2)
Goldman Sachs CHF 826 USD 1,040 03/18/26 (11)
Goldman Sachs DKK 2,800 USD 439 03/18/26 (4)
Goldman Sachs EUR 2,272 USD 2,657 03/18/26 (22)
Goldman Sachs GBP 950 USD 1,265 03/18/26 (15)
Morgan Stanley USD 644 AUD 970 03/18/26 4

Russell Investments Exchange Traded Funds
Russell Investments Global Equity ETF
Schedule of Investments, continued — December 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Russell Investments Global Equity ETF 21
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Morgan Stanley USD 524 JPY 81,160 03/18/26 (2)
Morgan Stanley CHF 826 USD 1,040 03/18/26 (11)
Morgan Stanley DKK 2,800 USD 439 03/18/26 (3)
Morgan Stanley EUR 2,272 USD 2,659 03/18/26 (21)
Morgan Stanley GBP 950 USD 1,266 03/18/26 (14)
Standard Chartered USD 645 AUD 970 03/18/26 2
Standard Chartered USD 523 JPY 81,160 03/18/26 (1)
Standard Chartered CHF 826 USD 1,038 03/18/26 (13)
Standard Chartered DKK 2,800 USD 439 03/18/26 (4)
Standard Chartered EUR 2,272 USD 2,657 03/18/26 (21)
Standard Chartered GBP 950 USD 1,265 03/18/26 (15)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (252)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ 142 $ — $ — $ — $ 142
Austria 1,927 — — — 1,927
Belgium 463 — — — 463
Brazil 1,677 — — — 1,677
Canada 3,706 — — — 3,706
China 2,766 — — — 2,766
Denmark 2,751 — — — 2,751
Finland 2,620 — — — 2,620
France 8,623 — — — 8,623
Germany 5,916 — — — 5,916
Hong Kong 2,691 — — — 2,691
India 772 — — — 772
Indonesia 303 — — — 303
Ireland 1,220 — — — 1,220
Israel 564 — — — 564
Italy 3,394 — — — 3,394
Japan 14,465 — — — 14,465
Luxembourg 908 — — — 908
Mexico 341 — — — 341
Netherlands 5,480 — — — 5,480
Norway 627 — — — 627
Singapore 895 — — — 895
South Africa 532 — — — 532
South Korea 3,455 — — — 3,455
Spain 2,170 — — — 2,170
Sweden 2,619 — — — 2,619

Russell Investments Exchange Traded Funds
Russell Investments Global Equity ETF
Schedule of Investments, continued — December 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
22 Russell Investments Global Equity ETF
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Switzerland 4,184 — — — 4,184
Taiwan 3,874 — — — 3,874
Thailand 901 — — — 901
United Kingdom 12,055 — — — 12,055
United States 163,110 — — — 163,110
Preferred Stocks 628 — — — 628
Short-Term Investments — — — 2,559 2,559
Total Investments 255,779 — — 2,559 258,338
Other Financial Instruments
Assets
Futures Contracts 38 — — — 38
Foreign Currency Exchange Contracts — 15 — — 15
Liabilities
Futures Contracts (309) — — — (309)
Foreign Currency Exchange Contracts — (267) — — (267)
Total Other Financial Instruments
*
$ (271) $ (252) $ — $ — $ (523)
*
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended December 31, 2025, if any, see note 1 in the Notes to Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of December 31, 2025, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
% of Net
Assets
Common Stocks
Consumer Discretionary .................................................................... 35,24 7 13.5
Consumer Staples ............................................................................... 10,880 4.2
Energy ................................................................................................ 8,813 3.4
Financial Services .............................................................................. 50,02 7 19.2
Health Care ........................................................................................ 29,37 3 11.3
Materials and Processing ................................................................... 7,594 2.9
Producer Durables .............................................................................. 23,205 8.9
Technology ......................................................................................... 85,182 32.7
Utilities ............................................................................................... 4,830 1.9

Russell Investments Exchange Traded Funds
Russell Investments Global Equity ETF
Schedule of Investments, continued — December 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Russell Investments Global Equity ETF 23
Amounts in thousands
Sector Exposure
Fair Value
$
% of Net
Assets
Preferred Stocks
Consumer Staples ............................................................................... 628 0.2
Short-Term Investments .............................................................
2,559 1.0
Total Investments ............................................................................... 258,338 99.2
Transactions (amounts in thousands) during the period ended December 31, 2025 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 2,713 $ 5,625 $ 5,780 $ — $ 1 $ 2,559 $ 24 $ —

Russell Investments Exchange Traded Funds
Russell Investments Emerging Markets Equity ETF
Schedule of Investments — December 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
24 Russell Investments Emerging Markets Equity ETF
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 99.4%
Austria - 0.2%
Erste Group Bank AG 1,238 150
Brazil - 6.4%
Allos SA 13,282 69
Ambev SA - ADR 73,930 183
Axia Energia - ADR 21,929 201
Axia Energia - ADR(Æ) 5,648 49
B3 SA - Brasil Bolsa Balcao 98,400 249
Banco Bradesco SA 10,449 30
Banco Bradesco SA - ADR 45,084 150
Banco BTG Pactual SA 13,534 130
Banco do Brasil SA 32,614 130
Cia De Saneamento Basico Do Estado De
Sao Paulo Sabesp - ADR 6,773 161
Cia Energetica de Minas Gerais - ADR 109,417 219
Cyrela Brazil Realty SA
Empreendimentos e Participacoes 15,969 86
Embraer SA - ADR 4,577 295
Hypera SA 27,671 119
Itau Unibanco Holding SA - ADR 29,414 211
Localiza Rent a Car SA 20,154 160
Lojas Renner SA 33,918 83
MercadoLibre , Inc.(Æ) 127 256
NU Holdings, Ltd. Class A(Æ) 39,081 654
Petroleo Brasileiro SA - ADR 20,939 238
Raia Drogasil SA 39,811 170
Rede D'Or Sao Luiz SA(Þ) 10,750 80
TIM SA - ADR 6,372 124
TOTVS SA(Æ) 11,430 88
Vale SA Class B - ADR 32,032 417
WEG SA 18,698 165
XP, Inc. Class A 67 1
4,718
Canada - 0.5%
Barrick Mining Corp. 5,687 248
Parex Resources, Inc. 11,006 148
396
Chile - 0.1%
SACI Falabella 5,663 39
China - 26.8%
AAC Technologies Holdings, Inc. 14,000 70
Agricultural Bank of China, Ltd. Class A 49,500 54
Akeso , Inc. Class B(Æ)(Þ) 6,000 87
Alibaba Group Holding, Ltd. - ADR 13,257 1,943
Aluminum Corp. of China, Ltd. Class A 110,000 192
Aluminum Corp. of China, Ltd. Class H 110,000 172
Anta Sports Products, Ltd. 23,400 242
Atour Lifestyle Holdings, Ltd. - ADR 3,000 118
Baidu, Inc. - ADR(Æ) 3,674 480
Bank of China, Ltd. Class H 353,000 202
Beijing Oriental Yuhong Waterproof
Technology Co., Ltd. Class A 68,600 133
Bilibili , Inc. Class Z(Æ) 4,680 116
Bosideng International Holdings, Ltd. 120,000 69
Budweiser Brewing Co. APAC, Ltd.(Þ) 56,100 55
BYD Co., Ltd. Class H 20,900 256
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CEVIA Enviro, Inc. Class A 29,000 57
China Construction Bank Corp. Class H 574,000 567
China CSSC Holdings, Ltd. Class A 20,000 95
China Galaxy Securities Co., Ltd. Class H 43,000 55
China International Capital Corp., Ltd.
Class H(Þ) 69,600 175
China Life Insurance Co., Ltd. Class H 16,000 56
China Mengniu Dairy Co., Ltd. 107,000 205
China Merchants Bank Co., Ltd. Class H 61,000 414
China Overseas Land & Investment, Ltd. 108,500 171
China Resources Land, Ltd. 44,000 154
Chow Tai Fook Jewellery Group, Ltd. 74,400 118
CITIC Securities Co., Ltd. Class H 18,500 65
CMOC Group, Ltd. Class A 16,600 48
Consun Pharmaceutical Group, Ltd. 61,000 123
Contemporary Amperex Technology Co.,
Ltd. Class A 5,600 294
Contemporary Amperex Technology Co.,
Ltd. Class H 3,000 195
DiDi Global, Inc. - ADR(Æ) 21,607 114
Dongyue Group 40,000 56
Eastroc Beverage Group Co., Ltd. Class A 2,805 107
Eoptolink Technology Inc., Ltd. Class A 1,800 111
Fujian Star-net Communication Co., Ltd.
Class A 20,400 89
Full Truck Alliance Co., Ltd. - ADR 7,159 77
GDS Holdings, Ltd. Class A(Æ) 16,700 72
Geely Automobile Holdings, Ltd. 33,000 76
GF Securities Co., Ltd. Class A 13,500 43
Great Wall Motor Co., Ltd. Class H 82,000 161
Guosen Securities Co., Ltd. Class A 50,000 94
Guotai Haitong Securities Co., Ltd. Class
H(Þ) 23,400 50
Guoyuan Securities Co., Ltd. Class A 39,490 47
H World Group, Ltd. - ADR 3,591 169
Haier Smart Home Co., Ltd. Class H 80,000 250
Hansoh Pharmaceutical Group Co., Ltd.
(Þ) 12,000 56
Henan Pinggao Electric Co., Ltd. Class A 6,100 15
Hisense Visual Technology Co., Ltd.
Class A 21,000 73
Huaming Power Equipment Co., Ltd.
Class A 27,300 98
Huatai Securities Co., Ltd. Class A 23,100 78
Huatai Securities Co., Ltd. Class H(Þ) 27,000 65
Industrial & Commercial Bank of China,
Ltd. Class H 356,000 288
Innovent Biologics, Inc.(Æ)(Þ) 14,500 142
JD Health International, Inc.(Æ)(Þ) 11,400 81
JD.com, Inc. - ADR 8,658 249
Jiangsu Hengrui Pharmaceuticals Co.,
Ltd. Class H(Æ) 4,400 40
Jinduicheng Molybdenum Co., Ltd. Class
A 9,000 20
Kanzhun , Ltd. - ADR 3,917 80
Kingsoft Corp., Ltd. 26,400 97
Kuaishou Technology(Þ) 14,400 118
Laopu Gold Co., Ltd. Class H 600 48
Li Ning Co., Ltd. 60,500 145
Longfor Group Holdings, Ltd.(Þ) 86,000 95

Russell Investments Exchange Traded Funds
Russell Investments Emerging Markets Equity ETF
Schedule of Investments, continued — December 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Russell Investments Emerging Markets Equity ETF 25
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Meituan Class B(Æ)(Þ) 21,200 281
NetEase , Inc. - ADR 2,067 285
Ningbo Jintian Copper Group Co., Ltd.
Class A 10,617 16
PDD Holdings, Inc. - ADR(Æ) 2,171 246
PICC Property & Casualty Co., Ltd.
Class H 60,000 126
Ping An Insurance Group Co. of China,
Ltd. Class H 75,000 628
Pop Mart International Group, Ltd.(Þ) 9,400 227
Prosus NV(Æ) 828 51
Qfin Holdings, Inc. - ADR 2,999 58
SAIC Motor Corp., Ltd. Class A 37,100 81
Sany Heavy Industry Co., Ltd. Class
H(Æ) 16,981 49
Shandong Weigao Group Medical
Polymer Co., Ltd. Class H 185,600 120
Shenwan Hongyuan Group Co., Ltd.
Class A 55,800 42
Sieyuan Electric Co., Ltd. Class A 3,300 73
Sino Biopharmaceutical, Ltd. 223,000 177
Sinopec Engineering Group Co., Ltd.
Class H 56,500 56
Sunny Optical Technology Group Co.,
Ltd. 16,200 137
Tencent Holdings, Ltd. 45,000 3,464
Tencent Music Entertainment Group
- ADR 2,172 38
Trip.com Group, Ltd. - ADR 4,664 335
Vipshop Holdings, Ltd. - ADR 5,400 96
Weichai Power Co., Ltd. Class H 100,000 242
Western Mining Co., Ltd. Class A 17,800 70
Wilmar International, Ltd. 44,400 106
WuXi AppTec Co., Ltd. Class A 3,200 42
WuXi AppTec Co., Ltd. Class H(Þ) 13,200 167
Wuxi Biologics Cayman, Inc.(Æ)(Þ) 30,000 121
Xiaomi Corp. Class B(Æ)(Þ) 119,600 604
Xinxing Ductile Iron Pipes Co., Ltd.
Class A 90,400 54
Xinyi Glass Holdings, Ltd. 109,000 116
Yum China Holdings, Inc. 757 36
Yunnan Tin Co., Ltd. Class A 5,600 22
Yutong Bus Co.,Ltd . Class A 6,600 31
Zhejiang China Commodities City Group
Co., Ltd. Class A 17,700 40
Zhejiang Leapmotor Technology Co., Ltd.
Class H(Æ)(Þ) 14,200 89
Zhejiang Longsheng Group Co., Ltd.
Class A 34,200 52
Zhejiang NHU Co., Ltd. Class A 30,000 108
Zhongsheng Group Holdings, Ltd. 67,000 100
Zijin Mining Group Co., Ltd. Class A 30,800 152
Zijin Mining Group Co., Ltd. Class H 94,000 431
ZTO Express (Cayman), Inc. - ADR 14,467 302
19,756
Colombia - 0.3%
Grupo Cibest SA - ADR 3,832 244
Greece - 0.9%
Alpha Bank SA 43,058 181
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Eurobank SA 25,350 102
National Bank of Greece SA 12,950 198
Piraeus Bank SA(Æ) 15,550 124
Public Power Corp. SA 2,362 51
656
Hong Kong - 1.2%
AIA Group, Ltd. 28,000 288
ASMPT, Ltd. 11,600 116
Hong Kong Exchanges & Clearing, Ltd. 2,600 136
WH Group, Ltd.(Þ) 268,000 298
Zijin Gold International Co., Ltd.(Æ) 3,259 61
899
Hungary - 0.6%
OTP Bank PLC 4,052 435
India - 12.5%
Apollo Hospitals Enterprise, Ltd. 3,200 251
Axis Bank, Ltd. 18,071 255
Bajaj Finance, Ltd. 42,998 472
Bank of Baroda 32,000 105
Bharat Electronics, Ltd. 83,286 370
Bharat Petroleum Corp., Ltd. 18,792 80
Bharti Airtel, Ltd. 31,202 731
Britannia Industries, Ltd. 2,953 198
BSE, Ltd. 1,871 55
Canara Bank 89,498 154
Cipla , Ltd. 4,900 82
DLF, Ltd. 14,206 109
Eternal, Ltd.(Æ) 49,700 154
GMR Infrastructure, Ltd.(Æ) 75,300 87
Godrej Properties, Ltd.(Æ) 2,964 66
HCL Technologies, Ltd. 8,976 162
HDFC Asset Management Co., Ltd.(Þ) 3,653 109
HDFC Bank, Ltd. 93,570 1,032
HDFC Life Insurance Co., Ltd.(Þ) 17,650 147
Hero MotoCorp, Ltd. 1,504 97
Hindalco Industries, Ltd. 2,755 27
Hindustan Aeronautics, Ltd.(Þ) 2,600 127
Hindustan Petroleum Corp., Ltd. 17,827 99
ICICI Bank, Ltd. - ADR 14,555 434
Indian Hotels Co., Ltd. (The) 14,087 116
Indian Oil Corp., Ltd. 50,918 94
Infosys, Ltd. - ADR 19,002 339
ITC, Ltd. 22,958 103
JSW Energy, Ltd. 9,187 49
LIC Housing Finance, Ltd. 7,482 45
Lupin , Ltd. 4,950 116
Macrotech Developers, Ltd.(Þ) 4,711 56
Mahindra & Mahindra, Ltd. 8,267 341
Max Healthcare Institute, Ltd. 9,513 111
National Aluminium Co., Ltd. 37,779 132
Paradeep Phosphates, Ltd.(Þ) 46,021 84
Persistent Systems, Ltd. 345 24
Petronet LNG, Ltd. 38,481 122
Phoenix Mills, Ltd. (The) 4,700 97
Power Finance Corp., Ltd. 16,808 66
Reliance Industries, Ltd. 28,401 496
Shriram Finance, Ltd. 20,344 226
State Bank of India 8,113 89

Russell Investments Exchange Traded Funds
Russell Investments Emerging Markets Equity ETF
Schedule of Investments, continued — December 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
26 Russell Investments Emerging Markets Equity ETF
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sun Pharmaceutical Industries, Ltd. 8,678 166
Tata Motors, Ltd. 12,978 53
Tata Motors, Ltd.(Æ) 4,559 21
Titan Co., Ltd. 4,492 202
TVS Motor Co., Ltd. 4,811 199
UPL, Ltd. 38,650 342
Vedanta, Ltd. 13,466 91
9,183
Indonesia - 1.5%
Aneka Tambang Tbk PT 376,700 71
Astra International Tbk PT 598,535 241
Bank Central Asia Tbk PT 402,100 195
Bank Mandiri Persero Tbk PT 673,500 206
Bank Rakyat Indonesia Persero Tbk PT 655,900 144
Telkom Indonesia Persero Tbk PT 1,089,900 227
1,084
Kazakhstan - 0.2%
Kaspi.KZ JSC - ADR(Æ) 2,118 165
Macao - 0.3%
Galaxy Entertainment Group, Ltd. 48,000 236
Malaysia - 0.4%
Public Bank Bhd 192,700 216
Sunway Construction Group Bhd 43,800 61
277
Mexico - 1.9%
America Movil SAB de CV 53,587 55
Cemex SAB de CV 63,078 72
Fresnillo PLC 10,731 482
Grupo Financiero Banorte SAB de CV
Class O 24,323 226
Kimberly-Clark de Mexico SAB de CV
Class A 70,894 151
Southern Copper Corp. 848 122
Ternium SA - ADR 2,611 100
Wal-Mart de Mexico SAB de CV 52,094 162
1,370
Netherlands - 0.2%
ASML Holding NV Class G 159 170
Peru - 0.4%
Credicorp , Ltd. 927 266
Philippines - 0.5%
Ayala Land, Inc. 223,700 85
BDO Unibank , Inc. 54,930 126
International Container Terminal
Services, Inc. 19,000 183
394
Poland - 1.2%
Bank Polska Kasa Opieki SA 1,495 85
Dino Polska SA(Æ)(Þ) 9,893 114
KGHM Polska Miedz SA(Æ) 1,360 106
ORLEN SA 6,105 164
Powszechna Kasa Oszczednosci Bank
Polski SA 10,246 243
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Powszechny Zaklad Ubezpieczen SA 8,587 160
872
Qatar - 0.2%
Qatar National Bank QPSC 29,198 150
Saudi Arabia - 2.2%
Al Babtain Power & Telecommunication
Co. 3,481 60
Al Rajhi Bank 16,570 431
Banque Saudi Fransi 13,508 60
Etihad Etisalat Co. 9,534 168
Riyad Bank 13,624 99
Saudi Arabian Mining Co.(Æ) 6,387 104
Saudi Arabian Oil Co.(Þ) 37,212 236
Saudi Awwal Bank 16,914 146
Saudi National Bank (The) 32,990 333
1,637
Singapore - 0.5%
DBS Group Holdings, Ltd. 900 39
Grab Holdings, Ltd. Class A(Æ) 21,854 109
Sea, Ltd. - ADR(Æ) 1,462 187
335
South Africa - 3.3%
Absa Group, Ltd. 18,018 260
Anglogold Ashanti PLC 5,201 444
Bidvest Group, Ltd. (The) 10,457 150
FirstRand, Ltd. 42,580 233
Gold Fields, Ltd. 12,928 567
Harmony Gold Mining Co., Ltd. - ADR 6,710 134
Momentum Metropolitan Holdings 33,777 78
Naspers, Ltd. Class N 4,146 276
Sibanye Stillwater, Ltd.(Æ) 74,410 272
2,414
South Korea - 14.3%
Amorepacific Corp. 748 62
Coupang , Inc.(Æ) 1,433 34
DB Insurance Co., Ltd. 1,897 173
Hana Financial Group, Inc. 4,156 271
Hankook Tire & Technology Co., Ltd. 4,363 177
Hanwha Aerospace Co., Ltd.(Æ) 343 224
HD Hyundai Electric Co., Ltd. 450 242
HD Hyundai Heavy Industries Co., Ltd. 535 189
HL Mando Co., Ltd. 791 32
Hyundai Heavy Industries Co., Ltd. 977 276
Hyundai Mobis Co., Ltd. 1,100 285
Hyundai Motor Co. 1,184 244
Hyundai Robotics Co., Ltd. 1,548 203
Hyundai Rotem Co., Ltd. 1,116 146
Kakao Corp. 1,408 59
KB Financial Group, Inc. - ADR 4,431 381
Korea Electric Power Corp. - ADR 21,358 352
Korea Investment Holdings Co., Ltd. 155 17
KT&G Corp. 1,411 139
LG Electronics, Inc. Class H 1,489 95
NAVER Corp. 1,100 185
Samsung Biologics Co., Ltd.(Æ)(Þ) 94 111
Samsung Electro-Mechanics Co., Ltd.(Æ) 2,347 415

Russell Investments Exchange Traded Funds
Russell Investments Emerging Markets Equity ETF
Schedule of Investments, continued — December 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Russell Investments Emerging Markets Equity ETF 27
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Samsung Electronics Co., Ltd. 34,860 2,901
Samsung Fire & Marine Insurance Co.,
Ltd. 402 139
Samsung Heavy Industries Co., Ltd.(Æ) 6,959 116
Samsung Securities Co., Ltd. 2,519 132
Shinhan Financial Group Co., Ltd. - ADR 6,142 329
SK Hynix, Inc. 5,047 2,281
SK Square Co., Ltd.(Æ) 96 24
S-Oil Corp.(Æ) 3,050 176
Woori Financial Group, Inc. - ADR 2,536 149
10,559
Taiwan - 17.5%
Accton Technology Corp. 12,000 453
Arcadyan Technology Corp. 13,000 72
Asia Vital Components Co., Ltd. 4,000 192
ASPEED Technology, Inc. 1,000 231
Asustek Computer, Inc. 5,673 99
Bizlink Holding, Inc. 9,059 438
Compal Electronics, Inc. 150,000 145
Compeq Manufacturing Co., Ltd. 23,000 68
Delta Electronics, Inc. 19,000 582
E.Sun Financial Holding Co., Ltd. 140,051 150
Elite Material Co., Ltd. 2,000 105
Fubon Financial Holding Co., Ltd. 6,250 19
Globalwafers Co., Ltd. 11,000 142
Hiwin Technologies Corp. 17,000 105
Hon Hai Precision Industry Co., Ltd. 87,000 638
KGI Financial Holding Co., Ltd. 281,530 155
Largan Precision Co., Ltd. 3,000 238
MediaTek , Inc. 14,000 637
Realtek Semiconductor Corp. 10,000 156
SinoPac Financial Holdings Co., Ltd. 84,000 77
Sunonwealth Electric Machine Industry
Co., Ltd. 13,000 66
Taishin Financial Holding Co., Ltd. 135,000 88
Taiwan Semiconductor Manufacturing
Co., Ltd. 152,000 7,498
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 1,746 531
Yuanta Financial Holding Co., Ltd. 26,990 34
12,919
Thailand - 2.2%
Advanced Info Service PCL - NVDR 16,200 161
Bangkok Bank PCL - NVDR 33,700 181
Charoen Pokphand Foods PCL - NVDR 163,100 113
CP ALL PCL - NVDR 87,700 121
Indorama Ventures PCL - NVDR 39,500 20
Kasikornbank PCL - NVDR 28,100 174
Kiatnakin Bank PCL - NVDR 43,700 94
PTT Exploration & Production PCL
- NVDR 30,500 110
PTT Oil & Retail Business PCL - NVDR 360,900 152
SCB X PCL - NVDR 36,400 161
Siam Cement PCL (The) - NVDR 17,000 99
Srisawad Corp. PCL - NVDR 115,000 93
Thai Beverage PCL 355,300 127
1,606
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Turkey - 0.7%
Akbank TAS 81,696 133
Aselsan Elektronik Sanayi Ve Ticaret AS 20,086 108
BIM Birlesik Magazalar AS 7,318 92
Turk Hava Yollari AO 3,259 20
Turkcell Iletisim Hizmetleri AS 46,466 101
Turkiye Petrol Rafinerileri AS 13,312 57
511
United Arab Emirates - 1.5%
Abu Dhabi Commercial Bank PJSC 36,549 142
Aldar Properties PJSC 65,046 154
Emaar Development PJSC 22,055 91
Emaar Properties PJSC 103,822 397
First Abu Dhabi Bank PJSC 40,921 195
Salik Co. PJSC 60,200 104
1,083
United Kingdom - 0.2%
HSBC Holdings PLC 5,210 83
Investec PLC 5,671 42
125
United States - 0.7%
BeOne Medicines, Ltd. Class H(Æ) 5,800 134
Cognizant Technology Solutions Corp.
Class A 2,262 188
Freeport-McMoRan, Inc. 2,269 115
Globant SA(Æ) 1,110 72
JBS NV - BDR(Æ) 1,805 26
535
Total Common Stocks
(cost $62,384) 73,184
Preferred Stocks - 0.0%
Brazil - 0.0%
Localiza Rent a Car SA
0.000% (Æ) 775 6
India - 0.0%
TVS Motor Co.
6.000% due 09/01/ 26(Æ)(Š)(¢) 10,752 1
Total Preferred Stocks
(cost $5) 7
Short-Term Investments - 0.9%
United States - 0.9%
U.S. Cash Management Fund(@) 629,795 (∞) 630
Total Short-Term Investments
(cost $630) 630
Total Investments - 100.3%
(identified cost $63,019) 73,821
Other Assets and Liabilities,
Net - (0.3)%
(204)
Net Assets - 100.0%
73,617

Russell Investments Exchange Traded Funds
Russell Investments Emerging Markets Equity ETF
Schedule of Investments, continued — December 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
28 Russell Investments Emerging Markets Equity ETF
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
5.1%
Akeso , Inc. 07/09/25 HKD 6,000 14.80 89
87
Budweiser Brewing Co. APAC, Ltd. 05/29/25 HKD 56,100 1.07 60
55
China International Capital Corp., Ltd. 05/29/25 HKD 69,600 2.16 151
175
Dino Polska SA 08/05/25 PLN 9,893 11.97 118
114
Guotai Haitong Securities Co., Ltd. 05/29/25 HKD 23,400 1.51 35
50
Hansoh Pharmaceutical Group Co., Ltd. 11/10/25 HKD 12,000 4.74 57
56
HDFC Asset Management Co., Ltd. 05/29/25 INR 3,653 30.12 110
109
HDFC Life Insurance Co., Ltd. 05/29/25 INR 17,650 8.81 156
147
Hindustan Aeronautics, Ltd. 05/29/25 INR 2,600 56.62 147
127
Huatai Securities Co., Ltd. 11/10/25 HKD 27,000 2.54 69
65
Innovent Biologics, Inc. 09/23/25 HKD 14,500 11.44 166
142
JD Health International, Inc. 09/23/25 HKD 11,400 7.84 89
81
Kuaishou Technology 09/23/25 HKD 14,400 9.24 133
118
Longfor Group Holdings, Ltd. 05/29/25 HKD 86,000 1.27 109
95
Macrotech Developers, Ltd. 05/29/25 INR 4,711 16.01 75
56
Meituan 05/29/25 HKD 21,200 16.61 352
281
Paradeep Phosphates, Ltd. 09/23/25 INR 46,021 1.98 91
84
Pop Mart International Group, Ltd. 05/29/25 HKD 9,400 33.71 317
227
Rede D'Or Sao Luiz SA 11/10/25 BRL 10,750 8.70 94
80
Samsung Biologics Co., Ltd. 05/29/25 KRW 94 1,028.24 97
111
Saudi Arabian Oil Co. 05/29/25 SAR 37,212 6.63 247
236
WH Group, Ltd. 05/29/25 HKD 268,000 0.98 262
298
WuXi AppTec Co., Ltd. 05/29/25 HKD 13,200 10.64 140
167
Wuxi Biologics Cayman, Inc. 07/09/25 HKD 30,000 3.94 118
121
Xiaomi Corp. 05/29/25 HKD 119,600 6.69 801
604
Zhejiang Leapmotor Technology Co., Ltd. 09/23/25 HKD 14,200 6.99 99 89
3,775
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Austria $ 150 $ — $ — $ — $ 150
Brazil 4,718 — — — 4,718
Canada 396 — — — 396
Chile 39 — — — 39
China 19,756 — — — 19,756
Colombia 244 — — — 244
Greece 656 — — — 656
Hong Kong 899 — — — 899
Hungary 435 — — — 435
India 9,183 — — — 9,183
Indonesia 1,084 — — — 1,084
Kazakhstan 165 — — — 165
Macao 236 — — — 236
Malaysia 277 — — — 277
Mexico 1,370 — — — 1,370
Netherlands 170 — — — 170
Peru 266 — — — 266

Russell Investments Exchange Traded Funds
Russell Investments Emerging Markets Equity ETF
Schedule of Investments, continued — December 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Russell Investments Emerging Markets Equity ETF 29
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Philippines 394 — — — 394
Poland 872 — — — 872
Qatar 150 — — — 150
Saudi Arabia 1,637 — — — 1,637
Singapore 335 — — — 335
South Africa 2,414 — — — 2,414
South Korea 10,559 — — — 10,559
Taiwan 12,919 — — — 12,919
Thailand 1,606 — — — 1,606
Turkey 511 — — — 511
United Arab Emirates 1,083 — — — 1,083
United Kingdom 125 — — — 125
United States 535 — — — 535
Preferred Stocks 6 — 1 — 7
Short-Term Investments — — — 630 630
Total Investments $ 73,190 $ — $ 1 $ 630 $ 73,821
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended December 31, 2025, if any, see note 1 in the Notes to Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of December 31, 2025, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
% of Net
Assets
Common Stocks
Consumer Discretionary .................................................................... 12,782 17.4
Consumer Staples ............................................................................... 2,570 3.5
Energy ................................................................................................ 2,519 3.4
Financial Services .............................................................................. 18,576 25.2
Health Care ........................................................................................ 2,352 3.2
Materials and Processing ................................................................... 5,902 8.0
Producer Durables .............................................................................. 4,418 6.0
Technology ......................................................................................... 21,611 29.4
Utilities ............................................................................................... 2,454 3.3
Preferred Stocks
Consumer Discretionary .................................................................... 1 —**
Producer Durables .............................................................................. 6 —**
Short-Term Investments .............................................................
630 0.9
Total Investments ............................................................................... 73,821 100.3
**
Less than .05% of net assets.

Russell Investments Exchange Traded Funds
Russell Investments Emerging Markets Equity ETF
Schedule of Investments, continued — December 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
30 Russell Investments Emerging Markets Equity ETF
Transactions (amounts in thousands) during the period ended December 31, 2025 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 95 $ 2,153 $ 1,618 $ — $ — $ 630 $ 2 $ —

Russell Investments Exchange Traded Funds
Russell Investments Global Infrastructure ETF
Schedule of Investments — December 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Russell Investments Global Infrastructure ETF 31
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 99.4%
Australia - 7.4%
Atlas Arteria, Ltd. 116,124 378
Cleanaway Waste Management, Ltd. 138,374 239
Transurban Group 168,633 1,599
2,216
Canada - 6.2%
Canadian Pacific Kansas City, Ltd. 8,272 609
Keyera Corp. 7,054 226
South Bow Corp. Class W 8,640 238
TC Energy Corp. 13,929 767
1,840
Denmark - 0.6%
Orsted A/S Class A(Æ)(Þ) 9,156 176
France - 3.8%
Aeroports de Paris SA 4,606 603
Getlink SE 20,220 374
Vinci SA 1,118 157
1,134
Germany - 0.1%
RWE AG 580 31
Italy - 1.5%
Hera SpA 40,753 193
Infrastrutture Wireless Italiane SpA (Þ) 26,495 245
438
Japan - 3.8%
Central Japan Railway Co. 12,400 343
Chubu Electric Power Co., Inc. 12,500 193
Japan Airport Terminal Co., Ltd. 4,400 123
Osaka Gas Co., Ltd. 5,300 184
West Japan Railway Co. 14,600 291
1,134
New Zealand - 1.3%
Auckland International Airport, Ltd. 84,382 405
Spain - 5.6%
Aena SME SA(Þ) 41,571 1,164
Cellnex Telecom SA(Þ) 9,881 319
Redeia Corp. SA 9,780 174
1,657
Switzerland - 1.7%
Flughafen Zurich AG 1,606 511
United Kingdom - 5.8%
National Grid PLC 66,061 1,016
Pennon Group PLC 40,860 291
United Utilities Group PLC 26,190 421
1,728
United States - 61.6%
Alliant Energy Corp. 4,726 307
Ameren Corp. 3,344 334
American Electric Power Co., Inc. 6,791 783
American Tower Corp.(ö) 4,213 740
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
American Water Works Co., Inc. 3,426 447
Atmos Energy Corp. 1,715 287
Black Hills Corp. 1,944 135
CenterPoint Energy, Inc. 7,805 299
Cheniere Energy, Inc. 2,755 536
Crown Castle, Inc.(ö) 6,128 545
CSX Corp. 27,775 1,007
Dominion Energy, Inc. 9,466 555
DT Midstream, Inc. 1,780 213
Duke Energy Corp. 8,886 1,041
Entergy Corp. 5,067 468
Equinix , Inc.(ö) 369 283
Evergy , Inc. 7,420 538
Eversource Energy 7,671 516
Kinder Morgan, Inc. 11,538 317
NextEra Energy, Inc. 20,142 1,617
NiSource, Inc. 5,816 243
Norfolk Southern Corp. 2,964 856
ONEOK, Inc. 6,573 483
PG&E Corp. 33,011 530
PPL Corp. 514 18
Public Service Enterprise Group, Inc. 5,611 451
SBA Communications Corp.(ö) 3,458 669
Sempra 11,693 1,032
Spire, Inc. 1,607 133
Targa Resources Corp. 2,589 478
Union Pacific Corp. 5,080 1,175
WEC Energy Group, Inc. 157 17
Williams Cos., Inc. (The) 11,031 663
Xcel Energy, Inc. 8,544 631
18,347
Total Common Stocks
(cost $29,068) 29,617
Short-Term Investments - 0.4%
United States - 0.4%
U.S. Cash Management Fund(@) 109,427 (∞) 110
Total Short-Term Investments
(cost $110) 110
Total Investments - 99.8%
(identified cost $29,178) 29,727
Other Assets and Liabilities,
Net - 0.2%
62
Net Assets - 100.0%
29,789

Russell Investments Exchange Traded Funds
Russell Investments Global Infrastructure ETF
Schedule of Investments, continued — December 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
32 Russell Investments Global Infrastructure ETF
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or Shares $ $ $
6.4%
Aena SME SA 05/13/25 EUR 41,571 26.93 1,119
1,164
Cellnex Telecom SA 05/13/25 EUR 9,881 32.25 319
319
Infrastrutture Wireless Italiane SpA 05/13/25 EUR 26,495 10.19 270
245
Orsted A/S 11/14/25 DKK 9,156 19.80 181 176
1,904
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ 2,216 $ — $ — $ — $ 2,216
Canada 1,840 — — — 1,840
Denmark 176 — — — 176
France 1,134 — — — 1,134
Germany 31 — — — 31
Italy 438 — — — 438
Japan 1,134 — — — 1,134
New Zealand 405 — — — 405
Spain 1,657 — — — 1,657
Switzerland 511 — — — 511
United Kingdom 1,728 — — — 1,728
United States 18,347 — — — 18,347
Short-Term Investments — — — 110 110
Total Investments $ 29,617 $ — $ — $ 110 $ 29,727
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 1 in the Notes to Quarterly Report.
For a disclosure on transfers into and out of Level 3 during the period ended December 31, 2025, if any, see note 1 in the Notes to Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of December 31, 2025, if any, were less than 1% of net assets.
Amounts in thousands
Infrastructure Subindustry Exposure
Fair Value
$
% of Net
Assets
Common Stocks
Airport Services .................................................................................
2,806 9 .4
Construction & Engineering ..............................................................
157 0 .5
Diversified ..........................................................................................
545 1 .8

Russell Investments Exchange Traded Funds
Russell Investments Global Infrastructure ETF
Schedule of Investments, continued — December 31, 2025 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Russell Investments Global Infrastructure ETF 33
Amounts in thousands
Infrastructure Subindustry Exposure
Fair Value
$
% of Net
Assets
Electric Utilities .................................................................................
6,816 22 .9
Environmental & Facilities Services .................................................
239 0 .8
Gas Utilities .......................................................................................
604 2 .0
Highways & Railtracks ......................................................................
2,351 7 .9
Independent Power Producers & Energy Traders ..............................
31 0 .1
Integrated Telecommunication Services ............................................
245 0 .8
Multi-Utilities ....................................................................................
4,275 14 .4
Oil & Gas Storage & Transportation .................................................
3,921 13 .2
Rail Transportation .............................................................................
4,281 14 .4
Renewable Electricity ........................................................................
176 0 .5
Technology .........................................................................................
1,271 4 .3
Telecom Tower REITs ........................................................................
740 2 .5
Water Utilities ....................................................................................
1,159 3 .9
Short-Term Investments .......................................................
110 0 .4
Total Investments ............................................................................... 29,727 99 .8
Transactions (amounts in thousands) during the period ended December 31, 2025 with an underlying fund which is, or was, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Dividend
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 58 $ 380 $ 328 $ — $ — $ 110 $ 1 $ —

Russell Investments Exchange Traded Funds
Notes to Schedules of Investments — December 31, 2025 (Unaudited)
34 Notes to Schedules of Investments
Footnotes:
Abbreviations:
Foreign Currency Abbreviations:
(Æ) Non-income producing security.
(ö) Real Estate Investment Trust (REIT).
(Ø) In default.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and is not registered under the Securities Act of 1933, as amended (“the Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.
(ÿ) Notional amount in thousands.
(∞) Unrounded units.
(
Š)
Value was determined using significant unobservable inputs .
( @) Affiliate .
( Ÿ) Rate noted is dividend yield at period end .
(¢) Date shown reflects next contractual call date.
ADR - American Depositary Receipt
BDR - Brazilian Depository Receipts
NVDR - Non-Voting Depository Receipt
AUD - Australian dollar
BRL - Brazilian real
CAD - Canadian dollar
CHF - Swiss franc
DKK - Danish krone
EUR - Euro
GBP - British pound sterling
HKD - Hong Kong dollar
INR - Indian rupee
JPY - Japanese yen
KRW - South Korean won
PLN - Polish zloty
SAR - Saudi riyal
SEK - Swedish krona
USD - United States dollar

Russell Investments Exchange Traded Funds
Notes to Quarterly Report — December 31, 2025 (Unaudited)
Notes to Quarterly Report 35
1. Significant Accounting Policies
Russell Investments Exchange Traded Funds (the “Trust”) is a series investment company with five different investment portfolios referred to as funds. This Quarterly Report reports on each of these funds (each a “Fund” and collectively the “Funds”).
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies including, but not limited to, Accounting Standards Codification 946.
Security Valuation
The Funds value portfolio instruments according to securities valuation procedures, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Funds.
With respect to a Fund’s investments that do not have readily available market quotations, the Board of Trustees (the “Board”)
has designated Russell Investment Management, LLC (“RIM”), the Funds’ adviser, as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. However, the Board retains oversight over the valuation process.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIM that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange, are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as
Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S.
markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.

Russell Investments Exchange Traded Funds
Notes to Quarterly Report, continued — December 31, 2025 (Unaudited)
36 Notes to Quarterly Report
Investments in investment funds that are not traded on a national securities exchange will be valued based upon the net asset value
(“NAV”) per share of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Derivative instruments are instruments such as foreign currency exchange contracts and futures contracts that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter (“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Events or circumstances affecting the values of portfolio instruments that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available.
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.
There were no Level 3 investments at the beginning or end of the period.
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes or pricing service prices are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIM and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data
(e.g., trade information or broker quotes). When RIM applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIM believes accurately reflects fair value and will be categorized as Level
3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIM would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIM employs third-party pricing vendors to provide fair value measurements. RIM oversees third-party pricing service providers in order to support the valuation process.
The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.
Significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.

Russell Investments Exchange Traded Funds
Notes to Quarterly Report, continued — December 31, 2025 (Unaudited)
Notes to Quarterly Report 37
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIM may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIM does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIM is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions;
the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the
U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.
2. Related Party Transactions
The Funds are permitted to invest any cash held in the U.S. Cash Management Fund, an unregistered fund advised by RIM. RIM has waived its 0.05% advisory fee for the unregistered fund. Russell Investments Fund Services, LLC, the Funds’ administrator, charges a 0.05% administrative fee to the unregistered fund. Each Fund’s investment in the U.S. Cash Management Fund is disclosed within the Fund’s Schedule of Investments.
For additional information on the Funds’ significant accounting policies and risks, please refer to the Funds’ most recent annual financial statements and other information and prospectus
.

Russell Investments
Exchange Traded Funds
401 Union Street
18
th
Floor
Seattle, WA 98101
800-787-7354
Fax: 206-505-3495